Quarterly Holdings Report
for

Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

August 31, 2021

COI-QTLY-1021
1.9887942.102

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
Altice France SA:
5.125% 1/15/29 (a)	$720,000	$725,256
7.375% 5/1/26 (a)	547,000	567,770
8.125% 2/1/27 (a)	325,000	353,031
AT&T, Inc.:
2.55% 12/1/33 (a)	2,825,000	2,839,364
3.8% 12/1/57 (a)	39,772,000	42,301,169
4.3% 2/15/30	3,992,000	4,644,363
4.75% 5/15/46	41,310,000	50,474,322
4.9% 6/15/42	6,909,000	8,639,210
5.55% 8/15/41	12,537,000	16,672,495
6.2% 3/15/40	2,303,000	3,143,277
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,246,000	1,320,760
7.5% 10/15/26 (a)	1,565,000	1,627,600
Frontier Communications Holdings LLC 5.875% 10/15/27 (a)	235,000	251,210
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	85,000	82,450
4.25% 7/1/28 (a)	2,240,000	2,266,790
Lumen Technologies, Inc.:
4.5% 1/15/29 (a)	280,000	273,700
5.125% 12/15/26 (a)	2,190,000	2,264,460
5.625% 4/1/25	415,000	449,117
6.875% 1/15/28	40,000	44,957
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,595,000	2,718,263
Sprint Capital Corp.:
6.875% 11/15/28	5,880,000	7,664,462
8.75% 3/15/32	1,315,000	2,013,817
Telecom Italia Capital SA:
6% 9/30/34	286,000	325,239
7.2% 7/18/36	1,635,000	2,058,547
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	800,000	841,200
Verizon Communications, Inc.:
2.987% 10/30/56	1,378,000	1,329,373
4.329% 9/21/28	10,293,000	12,018,973
5.012% 4/15/49	129,000	172,255
Virgin Media Finance PLC 5% 7/15/30 (a)	636,000	658,546
		168,741,976
Entertainment - 0.1%
The Walt Disney Co.:
2.2% 1/13/28	10,316,000	10,747,818
2.65% 1/13/31	13,000,000	13,808,651
		24,556,469
Interactive Media & Services - 0.0%
Twitter, Inc. 3.875% 12/15/27 (a)	510,000	550,469
Media - 0.6%
Altice Financing SA:
5% 1/15/28 (a)	225,000	224,820
5.75% 8/15/29 (a)	840,000	862,848
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	940,000	964,675
4.5% 8/15/30 (a)	435,000	454,514
4.5% 5/1/32	2,380,000	2,486,743
4.5% 6/1/33 (a)	500,000	518,125
5% 2/1/28 (a)	2,401,000	2,515,288
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,100,000	25,717,914
3.7% 4/1/51	20,100,000	20,233,000
4.464% 7/23/22	5,986,000	6,159,048
4.8% 3/1/50	10,000,000	11,679,206
4.908% 7/23/25	4,642,000	5,252,402
5.375% 5/1/47	41,310,000	50,834,227
5.75% 4/1/48	18,275,000	23,505,265
Comcast Corp.:
3.75% 4/1/40	1,000,000	1,148,228
4.65% 7/15/42	2,578,000	3,273,608
CSC Holdings LLC:
4.125% 12/1/30 (a)	510,000	510,638
4.625% 12/1/30 (a)	410,000	403,333
5.5% 4/15/27 (a)	564,000	590,016
5.75% 1/15/30 (a)	875,000	924,613
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	925,000	613,830
Discovery Communications LLC:
3.625% 5/15/30	6,407,000	7,018,847
4.65% 5/15/50	17,335,000	20,567,712
Fox Corp.:
5.476% 1/25/39	2,264,000	2,938,090
5.576% 1/25/49	1,502,000	2,066,112
Gray Television, Inc. 4.75% 10/15/30 (a)	245,000	242,134
Lamar Media Corp. 3.625% 1/15/31 (a)	515,000	513,713
Meredith Corp. 6.5% 7/1/25 (a)	615,000	662,663
Scripps Escrow II, Inc. 3.875% 1/15/29 (a)	225,000	226,184
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	155,000	158,676
5% 8/1/27 (a)	375,000	393,281
5.5% 7/1/29 (a)	2,890,000	3,164,550
Tegna, Inc.:
4.625% 3/15/28	915,000	949,587
5% 9/15/29	115,000	121,745
Time Warner Cable LLC:
4.5% 9/15/42	886,000	990,802
5.5% 9/1/41	1,530,000	1,910,743
5.875% 11/15/40	8,089,000	10,429,798
6.55% 5/1/37	5,846,000	7,977,455
6.75% 6/15/39	4,614,000	6,444,133
7.3% 7/1/38	3,785,000	5,513,723
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (a)	585,000	593,366
5.5% 5/15/29 (a)	415,000	444,569
Ziggo Bond Co. BV 5.125% 2/28/30 (a)	540,000	554,418
Ziggo BV:
4.875% 1/15/30 (a)	550,000	566,500
5.5% 1/15/27 (a)	1,083,000	1,119,378
		234,440,520
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA:
4.5% 4/27/31 (a)	200,000	209,038
5.125% 1/15/28 (a)	540,000	561,870
6.625% 10/15/26 (a)	665,436	700,496
T-Mobile U.S.A., Inc.:
2.875% 2/15/31	695,000	714,113
3.75% 4/15/27	10,840,000	11,997,387
3.875% 4/15/30	22,877,000	25,631,848
4.5% 4/15/50	4,597,000	5,512,033
		45,326,785

TOTAL COMMUNICATION SERVICES		473,616,219

CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
Allison Transmission, Inc. 3.75% 1/30/31 (a)	615,000	614,231
Automobiles - 0.2%
General Motors Co. 5.4% 10/2/23	18,263,000	19,962,774
General Motors Financial Co., Inc.:
3.7% 5/9/23	8,751,000	9,146,848
4.25% 5/15/23	1,359,000	1,440,437
4.375% 9/25/21	5,310,000	5,323,602
5.2% 3/20/23	11,203,000	11,963,205
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	10,524,000	10,705,168
3.125% 5/12/23 (a)	9,168,000	9,547,491
3.35% 5/13/25 (a)	14,765,000	15,898,846
		83,988,371
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (a)	825,000	844,594
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	765,000	789,863
Service Corp. International 5.125% 6/1/29	970,000	1,057,737
		2,692,194
Hotels, Restaurants & Leisure - 0.1%
Aramark Services, Inc.:
5% 2/1/28 (a)	3,530,000	3,670,556
6.375% 5/1/25 (a)	1,890,000	2,000,660
Carnival Corp. 10.5% 2/1/26 (a)	1,105,000	1,274,894
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (a)	660,000	655,050
3.75% 5/1/29 (a)	700,000	714,000
4% 5/1/31 (a)	1,535,000	1,582,969
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	164,000	170,135
MCE Finance Ltd.:
4.875% 6/6/25 (a)	750,000	763,125
5.375% 12/4/29 (a)	260,000	269,021
5.75% 7/21/28 (a)	390,000	406,575
MGM Resorts International 5.75% 6/15/25	820,000	897,900
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (a)	755,000	761,535
9.125% 6/15/23 (a)	130,000	141,700
11.5% 6/1/25 (a)	325,000	372,938
Starbucks Corp. 1.3% 5/7/22	5,502,000	5,537,954
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	290,000	300,060
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (a)	645,000	683,700
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	497,000	499,734
5.5% 10/1/27 (a)	425,000	430,313
		21,132,819
Household Durables - 0.2%
Century Communities, Inc. 3.875% 8/15/29 (a)	325,000	329,940
D.R. Horton, Inc. 1.3% 10/15/26	15,859,000	15,833,503
Lennar Corp.:
4.75% 11/29/27	9,429,000	10,972,622
5% 6/15/27	12,243,000	14,247,302
5.25% 6/1/26	2,965,000	3,424,575
Newell Brands, Inc.:
5.875% 4/1/36	270,000	338,175
6% 4/1/46	1,185,000	1,540,500
Toll Brothers Finance Corp.:
4.35% 2/15/28	14,431,000	15,982,333
4.875% 11/15/25	45,000	50,681
4.875% 3/15/27	15,464,000	17,532,310
		80,251,941
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	2,350,000	2,309,416
2.7% 2/9/41	12,255,000	11,616,882
Match Group Holdings II LLC 4.125% 8/1/30 (a)	170,000	178,075
		14,104,373
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	2,845,000	2,917,388
3% 11/19/24	6,474,000	6,876,445
Mattel, Inc.:
3.75% 4/1/29 (a)	430,000	451,414
5.45% 11/1/41	70,000	84,175
6.2% 10/1/40	531,000	682,335
		11,011,757
Multiline Retail - 0.0%
Nordstrom, Inc. 4.375% 4/1/30	510,000	531,550
Specialty Retail - 0.1%
AutoNation, Inc. 4.75% 6/1/30	1,430,000	1,686,649
AutoZone, Inc. 4% 4/15/30	19,121,000	21,901,229
Bath & Body Works, Inc. 6.625% 10/1/30 (a)	825,000	950,813
		24,538,691
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (a)	285,000	286,425
Hanesbrands, Inc. 4.875% 5/15/26 (a)	615,000	671,119
Levi Strauss & Co. 3.5% 3/1/31 (a)	355,000	365,650
The William Carter Co. 5.625% 3/15/27 (a)	446,000	466,070
Wolverine World Wide, Inc. 4% 8/15/29 (a)	380,000	385,179
		2,174,443

TOTAL CONSUMER DISCRETIONARY		241,040,370

CONSUMER STAPLES - 0.9%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	6,600,000	8,074,072
4.9% 2/1/46	14,391,000	18,174,458
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,375,000	11,555,788
4.35% 6/1/40	6,274,000	7,524,689
4.5% 6/1/50	11,500,000	14,296,785
4.6% 6/1/60	18,803,000	23,436,955
4.75% 1/23/29	11,220,000	13,339,517
4.75% 4/15/58	5,641,000	7,171,744
5.45% 1/23/39	5,480,000	7,239,376
5.55% 1/23/49	13,389,000	18,612,106
5.8% 1/23/59 (Reg. S)	14,304,000	21,182,438
Constellation Brands, Inc. 4.75% 11/15/24	3,799,000	4,251,948
PepsiCo, Inc.:
2.625% 3/19/27	1,114,000	1,200,243
2.75% 3/19/30	5,700,000	6,174,151
		162,234,270
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (a)	2,020,000	2,040,200
4.625% 1/15/27 (a)	125,000	132,344
4.875% 2/15/30 (a)	330,000	360,113
Sysco Corp. 6.6% 4/1/50	53,060,000	84,920,088
U.S. Foods, Inc. 6.25% 4/15/25 (a)	445,000	468,919
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,926,000	1,928,611
		89,850,275
Food Products - 0.3%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	615,000	642,324
General Mills, Inc. 2.875% 4/15/30	1,277,000	1,365,369
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	269,000	294,891
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	23,280,000	26,272,644
6.5% 4/15/29 (a)	32,201,000	36,467,633
Kraft Heinz Foods Co.:
3.875% 5/15/27	560,000	617,235
4.25% 3/1/31	525,000	606,175
4.375% 6/1/46	11,995,000	13,907,756
4.625% 1/30/29	10,000,000	11,575,362
4.875% 10/1/49	10,000,000	12,421,010
5% 7/15/35	2,215,000	2,746,493
5.2% 7/15/45	6,203,000	7,959,897
7.125% 8/1/39 (a)	9,489,000	14,403,364
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (a)	825,000	917,485
Post Holdings, Inc. 4.625% 4/15/30 (a)	905,000	924,066
TreeHouse Foods, Inc. 4% 9/1/28	390,000	375,902
		131,497,606
Personal Products - 0.0%
Prestige Brands, Inc. 3.75% 4/1/31 (a)	340,000	335,750

TOTAL CONSUMER STAPLES		383,917,901

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Apache Corp.:
5.1% 9/1/40	330,000	367,125
5.25% 2/1/42	495,000	546,975
5.35% 7/1/49	80,000	89,216
Cheniere Energy Partners LP:
4% 3/1/31 (a)	925,000	973,563
5.625% 10/1/26	1,835,000	1,899,042
Cheniere Energy, Inc. 4.625% 10/15/28	595,000	627,725
Citgo Petroleum Corp. 6.375% 6/15/26 (a)	660,000	669,900
Columbia Pipeline Group, Inc. 4.5% 6/1/25	852,000	953,172
Continental Resources, Inc. 5.75% 1/15/31 (a)	895,000	1,090,781
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	1,653,000	1,669,530
5.75% 4/1/25	2,038,000	2,081,308
6% 2/1/29 (a)	1,420,000	1,448,400
CVR Energy, Inc.:
5.25% 2/15/25 (a)	790,000	774,200
5.75% 2/15/28 (a)	105,000	103,671
DCP Midstream Operating LP:
3.875% 3/15/23	3,116,000	3,201,690
5.125% 5/15/29	1,740,000	1,931,400
5.375% 7/15/25	540,000	594,675
5.6% 4/1/44	2,748,000	3,146,460
5.625% 7/15/27	620,000	704,522
5.85% 5/21/43 (a)(b)	4,466,000	4,131,050
6.45% 11/3/36 (a)	210,000	254,625
8.125% 8/16/30	15,000	19,988
EG Global Finance PLC 6.75% 2/7/25 (a)	530,000	544,575
Enable Midstream Partners LP 3.9% 5/15/24 (b)	869,000	923,919
Enbridge, Inc.:
4% 10/1/23	3,854,000	4,091,905
4.25% 12/1/26	1,461,000	1,641,901
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	45,000	46,585
5.75% 1/30/28 (a)	435,000	457,838
6.625% 7/15/25 (a)	110,000	116,650
Energy Transfer LP:
3.75% 5/15/30	3,643,000	3,955,458
4.2% 9/15/23	1,203,000	1,280,675
4.25% 3/15/23	1,393,000	1,456,325
4.5% 4/15/24	1,576,000	1,711,687
4.95% 6/15/28	4,103,000	4,752,539
5% 5/15/50	7,800,000	9,138,668
5.25% 4/15/29	2,564,000	3,020,308
5.4% 10/1/47	1,732,000	2,102,411
5.8% 6/15/38	2,288,000	2,821,918
6% 6/15/48	1,490,000	1,903,757
6.25% 4/15/49	1,761,000	2,331,322
EnLink Midstream LLC 5.625% 1/15/28 (a)	105,000	109,725
EnLink Midstream Partners LP:
5.05% 4/1/45	140,000	128,472
5.45% 6/1/47	290,000	273,142
5.6% 4/1/44	490,000	465,500
EQM Midstream Partners LP:
4.75% 1/15/31 (a)	550,000	559,625
5.5% 7/15/28	440,000	480,141
6.5% 7/1/27 (a)	465,000	518,475
6.5% 7/15/48	265,000	299,265
EQT Corp. 3.9% 10/1/27	405,000	437,230
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,200,000	1,246,860
Hess Corp.:
4.3% 4/1/27	7,041,000	7,822,703
5.6% 2/15/41	27,100,000	33,816,129
5.8% 4/1/47	5,019,000	6,527,709
7.125% 3/15/33	1,403,000	1,893,803
7.3% 8/15/31	1,709,000	2,324,127
7.875% 10/1/29	4,789,000	6,569,562
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	780,000	817,050
5.625% 2/15/26 (a)	1,503,000	1,560,670
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (a)	185,000	191,177
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	910,000	928,473
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2231% 9/9/22 (b)(c)	3,392,000	3,391,915
4.8% 2/15/29	1,376,000	1,610,826
4.875% 12/1/24	1,974,000	2,196,442
5.5% 2/15/49	4,129,000	5,331,805
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (a)	110,000	110,979
New Fortress Energy, Inc. 6.5% 9/30/26 (a)	650,000	653,380
Occidental Petroleum Corp.:
3.5% 8/15/29	3,191,000	3,306,801
4.2% 3/15/48	310,000	303,608
4.3% 8/15/39	562,000	571,835
4.4% 4/15/46	480,000	490,579
4.4% 8/15/49	3,942,000	3,972,787
5.55% 3/15/26	5,734,000	6,393,410
6.125% 1/1/31	365,000	441,358
6.2% 3/15/40	160,000	190,818
6.45% 9/15/36	5,135,000	6,418,750
6.6% 3/15/46	4,886,000	6,181,327
7.5% 5/1/31	7,400,000	9,682,382
7.875% 9/15/31	100,000	132,841
8.875% 7/15/30	345,000	473,440
Ovintiv, Inc.:
5.15% 11/15/41	3,000,000	3,338,079
8.125% 9/15/30	5,649,000	7,698,606
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	1,500,000	1,447,500
Petroleos Mexicanos:
6.35% 2/12/48	1,560,000	1,314,144
6.49% 1/23/27	3,630,000	3,836,910
6.5% 3/13/27	4,256,000	4,504,976
6.75% 9/21/47	22,490,000	19,757,465
6.84% 1/23/30	15,264,000	15,931,800
6.95% 1/28/60	7,166,000	6,268,100
7.69% 1/23/50	73,606,000	70,276,801
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,968,000	2,084,540
3.6% 11/1/24	1,903,000	2,028,551
3.65% 6/1/22	3,779,000	3,837,928
Rattler Midstream LP 5.625% 7/15/25 (a)	1,110,000	1,165,500
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,000,000	2,025,676
Rockies Express Pipeline LLC:
4.8% 5/15/30 (a)	735,000	760,126
4.95% 7/15/29 (a)	276,000	287,142
6.875% 4/15/40 (a)	105,000	115,763
Sabine Pass Liquefaction LLC 4.5% 5/15/30	14,626,000	16,942,262
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	635,000	642,938
5.875% 3/15/28	135,000	142,594
6% 4/15/27	15,000	15,674
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (a)	125,000	126,250
6% 3/1/27 (a)	545,000	564,075
6% 12/31/30 (a)	655,000	666,214
6% 9/1/31 (a)	270,000	270,338
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (a)	1,200,000	1,256,796
4.875% 2/1/31	1,705,000	1,854,699
5.375% 2/1/27	128,000	132,640
5.5% 3/1/30	135,000	148,838
5.875% 4/15/26	881,000	921,746
The Williams Companies, Inc.:
3.5% 11/15/30	15,742,000	17,277,064
3.7% 1/15/23	808,000	837,219
5.1% 9/15/45	9,765,000	12,192,482
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (a)	340,000	350,407
4.125% 8/15/31 (a)	325,000	340,844
Viper Energy Partners LP 5.375% 11/1/27 (a)	600,000	629,340
Western Gas Partners LP:
3.95% 6/1/25	1,280,000	1,340,800
4.65% 7/1/26	2,046,000	2,205,588
4.75% 8/15/28	1,236,000	1,359,971
5.3% 2/1/30	1,420,000	1,591,266
		396,892,232
FINANCIALS - 5.0%
Banks - 2.6%
Bank of America Corp.:
1.734% 7/22/27 (b)	25,000,000	25,333,627
2.299% 7/21/32 (b)	50,000,000	50,297,163
3.3% 1/11/23	2,658,000	2,767,954
3.419% 12/20/28(b)	5,193,000	5,703,370
3.5% 4/19/26	6,078,000	6,692,106
3.95% 4/21/25	37,660,000	41,242,389
4% 1/22/25	26,856,000	29,351,678
4.1% 7/24/23	1,426,000	1,526,713
4.183% 11/25/27	6,909,000	7,764,745
4.2% 8/26/24	8,311,000	9,109,270
4.25% 10/22/26	38,178,000	43,354,437
4.45% 3/3/26	6,522,000	7,356,275
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.8643% 7/20/22 (a)(b)(c)	8,158,000	8,204,475
Barclays Bank PLC 1.7% 5/12/22	5,246,000	5,293,830
Barclays PLC:
2.852% 5/7/26 (b)	14,944,000	15,816,338
4.375% 1/12/26	4,468,000	5,024,598
4.836% 5/9/28	6,102,000	6,916,581
5.088% 6/20/30 (b)	29,218,000	34,110,493
5.2% 5/12/26	1,556,000	1,787,502
BNP Paribas SA 2.219% 6/9/26 (a)(b)	13,752,000	14,155,671
BPCE SA 4.875% 4/1/26 (a)	7,383,000	8,398,268
CIT Group, Inc.:
3.929% 6/19/24 (b)	1,900,000	1,992,625
4.75% 2/16/24	2,520,000	2,718,450
6.125% 3/9/28	4,920,000	6,034,774
Citigroup, Inc.:
4.075% 4/23/29 (b)	4,606,000	5,222,819
4.125% 7/25/28	6,909,000	7,814,543
4.3% 11/20/26	1,766,000	2,004,324
4.4% 6/10/25	19,341,000	21,516,414
4.412% 3/31/31 (b)	34,201,000	40,070,200
4.45% 9/29/27	21,445,000	24,559,574
4.6% 3/9/26	17,445,000	19,872,866
5.3% 5/6/44	9,501,000	12,892,052
5.5% 9/13/25	7,738,000	8,991,949
Citizens Financial Group, Inc. 2.638% 9/30/32	7,305,000	7,427,003
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	3,723,000	3,989,757
DNB Bank ASA 1.535% 5/25/27 (a)(b)	48,309,000	48,582,718
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (a)	350,000	356,668
HSBC Holdings PLC:
4.25% 3/14/24	1,433,000	1,545,401
4.95% 3/31/30	2,548,000	3,077,236
5.25% 3/14/44	1,039,000	1,377,093
Intesa Sanpaolo SpA:
4.198% 6/1/32 (a)	17,320,000	17,827,282
5.017% 6/26/24 (a)	10,324,000	11,206,798
5.71% 1/15/26 (a)	75,840,000	85,286,319
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	7,934,000	8,401,885
4.125% 12/15/26	15,380,000	17,461,683
NatWest Markets PLC 2.375% 5/21/23 (a)	15,700,000	16,229,786
Rabobank Nederland 4.375% 8/4/25	4,789,000	5,353,216
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	8,707,000	9,291,061
4.8% 4/5/26	19,815,000	22,672,478
5.125% 5/28/24	35,958,000	39,826,020
6% 12/19/23	43,478,000	48,440,164
6.1% 6/10/23	19,857,000	21,646,895
6.125% 12/15/22	21,905,000	23,421,433
Societe Generale:
1.038% 6/18/25 (a)(b)	75,000,000	74,665,825
1.488% 12/14/26 (a)(b)	16,638,000	16,549,128
4.25% 4/14/25 (a)	7,110,000	7,722,187
Synchrony Bank 3% 6/15/22	3,984,000	4,059,840
UniCredit SpA 6.572% 1/14/22 (a)	6,953,000	7,100,368
Wells Fargo & Co.:
2.406% 10/30/25 (b)	7,739,000	8,087,005
4.3% 7/22/27	25,328,000	29,030,343
4.478% 4/4/31 (b)	19,300,000	22,862,233
Westpac Banking Corp. 4.11% 7/24/34 (b)	5,171,000	5,709,746
		1,053,105,644
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,396,000	1,516,246
Ares Capital Corp.:
3.25% 7/15/25	42,000,000	44,380,108
3.875% 1/15/26	22,188,000	23,872,008
4.2% 6/10/24	15,463,000	16,628,864
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	14,306,000	14,890,735
3.75% 3/26/25	9,717,000	10,538,849
4.194% 4/1/31 (a)(b)	37,158,000	42,094,955
4.55% 4/17/26	3,126,000	3,542,435
Deutsche Bank AG 4.5% 4/1/25	29,219,000	31,483,467
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,369,000	7,612,179
3.729% 1/14/32 (b)	10,000,000	10,314,161
4.1% 1/13/26	8,332,000	9,137,060
5% 2/14/22	11,778,000	12,016,341
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	18,425,000	18,627,146
2.876% 10/31/22 (b)	10,640,000	10,682,742
3.272% 9/29/25 (b)	35,921,000	38,459,929
4.25% 10/21/25	12,215,000	13,631,300
6.75% 10/1/37	59,592,000	86,826,513
Intercontinental Exchange, Inc. 3.75% 12/1/25	2,038,000	2,248,103
LPL Holdings, Inc. 4% 3/15/29 (a)	1,070,000	1,092,791
Morgan Stanley:
3.125% 7/27/26	14,775,000	16,032,773
3.622% 4/1/31 (b)	17,370,000	19,455,562
3.625% 1/20/27	16,594,000	18,461,361
3.7% 10/23/24	4,754,000	5,178,194
3.875% 4/29/24	4,377,000	4,741,004
4.875% 11/1/22	9,955,000	10,465,097
5% 11/24/25	21,351,000	24,570,717
MSCI, Inc.:
3.25% 8/15/33 (a)	215,000	221,719
5.375% 5/15/27 (a)	1,242,000	1,325,587
State Street Corp.:
2.825% 3/30/23 (b)	1,216,000	1,234,087
2.901% 3/30/26 (b)	1,141,000	1,218,433
UBS Group AG 1.494% 8/10/27 (a)(b)	11,792,000	11,777,690
		514,278,156
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	14,780,000	14,623,561
2.875% 8/14/24	8,576,000	8,944,267
3.5% 5/26/22	293,000	298,600
4.125% 7/3/23	4,250,000	4,487,973
4.45% 4/3/26	4,254,000	4,665,876
4.875% 1/16/24	6,629,000	7,194,803
6.5% 7/15/25	6,613,000	7,715,823
Ally Financial, Inc.:
1.45% 10/2/23	3,893,000	3,951,437
3.05% 6/5/23	17,631,000	18,332,953
3.875% 5/21/24	8,893,000	9,588,877
4.625% 3/30/25	3,595,000	4,012,701
5.125% 9/30/24	3,534,000	3,965,745
5.75% 11/20/25	1,188,000	1,361,023
5.8% 5/1/25	9,417,000	10,898,851
8% 11/1/31	5,827,000	8,542,128
8% 11/1/31	222,000	314,343
Capital One Financial Corp.:
3.65% 5/11/27	21,700,000	24,219,614
3.8% 1/31/28	10,723,000	12,034,085
Discover Financial Services:
3.95% 11/6/24	1,874,000	2,039,871
4.1% 2/9/27	13,375,000	15,045,671
4.5% 1/30/26	5,913,000	6,675,414
Ford Motor Credit Co. LLC:
4% 11/13/30	830,000	875,650
4.063% 11/1/24	46,639,000	49,295,091
4.687% 6/9/25	430,000	466,305
5.113% 5/3/29	1,320,000	1,491,600
5.125% 6/16/25	320,000	351,200
5.584% 3/18/24	8,520,000	9,222,900
5.596% 1/7/22	7,576,000	7,675,246
OneMain Finance Corp.:
3.5% 1/15/27	805,000	814,837
3.875% 9/15/28	1,350,000	1,356,318
Synchrony Financial:
2.85% 7/25/22	2,154,000	2,198,918
3.95% 12/1/27	8,239,000	9,182,671
4.25% 8/15/24	8,335,000	9,046,328
4.375% 3/19/24	8,694,000	9,410,321
5.15% 3/19/29	18,424,000	21,817,205
		292,118,206
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
4.05% 7/1/30	9,134,000	10,338,594
4.125% 6/15/26	5,362,000	5,995,785
4.125% 5/15/29	19,691,000	22,435,426
Equitable Holdings, Inc. 3.9% 4/20/23	674,000	709,669
HCRX Investments Holdco LP 4.5% 8/1/29 (a)	130,000	131,675
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	740,000	767,260
5.25% 5/15/27	3,430,000	3,562,913
6.25% 5/15/26	1,691,000	1,781,891
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	7,300,000	8,010,043
Pine Street Trust I 4.572% 2/15/29 (a)	7,749,000	8,894,945
Pine Street Trust II 5.568% 2/15/49 (a)	7,700,000	10,277,925
VMED O2 UK Financing I PLC 4.25% 1/31/31 (a)	1,805,000	1,814,061
Voya Financial, Inc. 3.125% 7/15/24	2,503,000	2,660,380
		77,380,567
Insurance - 0.2%
Five Corners Funding Trust II 2.85% 5/15/30 (a)	15,870,000	16,872,897
Liberty Mutual Group, Inc. 3.95% 5/15/60 (a)	12,820,000	14,372,588
Lincoln National Corp. 3.4% 1/15/31	14,811,000	16,287,491
Pacific LifeCorp 5.125% 1/30/43 (a)	2,623,000	3,379,807
Pricoa Global Funding I 5.375% 5/15/45 (b)	3,148,000	3,495,674
Prudential Financial, Inc. 4.5% 11/16/21	1,288,000	1,298,729
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	3,000,000	3,445,494
Unum Group:
4% 6/15/29	6,130,000	6,883,232
5.75% 8/15/42	1,622,000	2,042,901
		68,078,813
Thrifts & Mortgage Finance - 0.0%
Quicken Loans LLC 5.25% 1/15/28 (a)	722,000	761,710
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (a)	655,000	668,919
		1,430,629

TOTAL FINANCIALS		2,006,392,015

HEALTH CARE - 0.4%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/21/29	4,900,000	5,355,801
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
3.25% 2/15/29 (a)	545,000	558,462
4.625% 2/1/28 (a)	65,000	69,144
Teleflex, Inc. 4.25% 6/1/28 (a)	145,000	150,981
		778,587
Health Care Providers & Services - 0.2%
Anthem, Inc. 3.3% 1/15/23	4,322,000	4,492,665
Centene Corp.:
2.45% 7/15/28	11,370,000	11,534,439
2.5% 3/1/31	945,000	942,562
2.625% 8/1/31	5,485,000	5,560,419
3.375% 2/15/30	7,725,000	8,072,625
4.25% 12/15/27	6,215,000	6,564,594
4.625% 12/15/29	8,795,000	9,647,148
Cigna Corp. 4.375% 10/15/28	6,630,000	7,736,236
CVS Health Corp. 3.625% 4/1/27	3,208,000	3,560,030
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	1,405,000	1,468,450
HCA Holdings, Inc. 4.75% 5/1/23	138,000	147,155
Molina Healthcare, Inc. 3.875% 11/15/30 (a)	850,000	906,313
Owens & Minor, Inc. 4.5% 3/31/29 (a)	160,000	163,592
Tenet Healthcare Corp.:
4.625% 6/15/28 (a)	2,765,000	2,861,775
4.875% 1/1/26 (a)	385,000	399,361
5.125% 11/1/27 (a)	1,000,000	1,052,500
Toledo Hospital 5.325% 11/15/28	2,395,000	2,746,935
		67,856,799
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (a)	630,000	658,306
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (a)	180,000	185,551
4.25% 5/1/28 (a)	70,000	73,319
		258,870
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	50,548,000	56,275,991
Elanco Animal Health, Inc.:
5.272% 8/28/23 (b)	3,402,000	3,644,393
5.9% 8/28/28 (b)	1,432,000	1,676,314
Jazz Securities DAC 4.375% 1/15/29 (a)	225,000	233,156
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (a)	530,000	546,801
Utah Acquisition Sub, Inc. 3.95% 6/15/26	2,065,000	2,288,929
Viatris, Inc.:
1.65% 6/22/25 (a)	1,773,000	1,801,436
2.7% 6/22/30 (a)	9,017,000	9,226,623
3.85% 6/22/40 (a)	3,928,000	4,254,572
4% 6/22/50 (a)	6,783,000	7,384,441
Zoetis, Inc. 3.25% 2/1/23	1,210,000	1,250,664
		88,583,320

TOTAL HEALTH CARE		163,491,683

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (a)	4,094,000	4,487,922
BWX Technologies, Inc. 4.125% 6/30/28 (a)	480,000	493,200
Howmet Aerospace, Inc.:
5.95% 2/1/37	25,000	31,531
6.75% 1/15/28	365,000	450,065
Moog, Inc. 4.25% 12/15/27 (a)	980,000	1,006,950
Rolls-Royce PLC 5.75% 10/15/27 (a)	615,000	674,471
The Boeing Co.:
5.04% 5/1/27	6,070,000	6,997,739
5.15% 5/1/30	6,070,000	7,181,805
5.805% 5/1/50	6,070,000	8,244,308
5.93% 5/1/60	6,070,000	8,436,890
TransDigm, Inc.:
6.25% 3/15/26 (a)	2,552,000	2,679,600
7.5% 3/15/27	95,000	100,463
8% 12/15/25 (a)	1,120,000	1,198,400
		41,983,344
Airlines - 0.0%
United Airlines, Inc. 4.375% 4/15/26 (a)	530,000	549,822
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	965,000	1,003,600
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (a)	715,000	734,527
		1,738,127
Commercial Services & Supplies - 0.0%
ADT Corp. 4.125% 8/1/29 (a)	270,000	269,652
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	915,000	913,170
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (a)	495,000	520,369
5.875% 10/1/30 (a)	490,000	526,138
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (a)	1,230,000	1,186,895
Stericycle, Inc. 3.875% 1/15/29 (a)	450,000	457,970
		3,874,194
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27	1,077,000	1,202,987
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (a)	275,000	284,504
Industrial Conglomerates - 0.2%
General Electric Co.:
3.45% 5/1/27	2,582,000	2,848,004
3.625% 5/1/30	6,002,000	6,747,404
4.25% 5/1/40	18,800,000	22,388,012
4.35% 5/1/50	21,476,000	26,420,165
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (a)	500,000	502,500
		58,906,085
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (a)	1,065,000	1,125,247
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (a)	270,000	276,075
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	1,470,000	1,534,709
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (a)	765,000	788,531
4% 7/1/29 (a)	105,000	108,806
TriNet Group, Inc. 3.5% 3/1/29 (a)	405,000	408,038
		2,840,084
Road & Rail - 0.0%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	1,705,000	1,800,906
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24	10,742,000	10,693,937
2.25% 1/15/23	1,863,000	1,907,851
3% 9/15/23	583,000	607,642
3.375% 7/1/25	11,630,000	12,450,792
3.75% 2/1/22	2,924,000	2,947,884
3.75% 6/1/26	5,000,000	5,462,927
4.25% 2/1/24	7,180,000	7,734,291
4.25% 9/15/24	2,331,000	2,533,561
		44,338,885
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (a)	10,726,000	11,123,542
3.625% 5/1/22 (a)	2,141,000	2,178,658
3.95% 7/1/24 (a)	2,844,000	3,033,763
4.375% 5/1/26 (a)	7,394,000	8,034,557
5.25% 5/15/24 (a)	4,186,000	4,589,681
		28,960,201

TOTAL INDUSTRIALS		187,880,461

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	5,600,000	6,035,250
6.02% 6/15/26	1,948,000	2,326,504
Sensata Technologies, Inc. 3.75% 2/15/31 (a)	1,410,000	1,417,050
TTM Technologies, Inc. 4% 3/1/29 (a)	315,000	318,938
		10,097,742
IT Services - 0.0%
Gartner, Inc.:
3.625% 6/15/29 (a)	155,000	159,538
3.75% 10/1/30 (a)	255,000	266,832
4.5% 7/1/28 (a)	395,000	418,206
Square, Inc. 2.75% 6/1/26 (a)	265,000	272,619
Twilio, Inc. 3.875% 3/15/31	200,000	209,000
		1,326,195
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.:
1.95% 2/15/28 (a)	2,879,000	2,877,643
2.45% 2/15/31 (a)	19,432,000	19,257,412
2.6% 2/15/33 (a)	19,432,000	19,244,288
3.5% 2/15/41 (a)	19,430,000	20,021,524
3.75% 2/15/51 (a)	9,284,000	9,663,641
Entegris, Inc. 4.375% 4/15/28 (a)	755,000	798,556
ON Semiconductor Corp. 3.875% 9/1/28 (a)	300,000	315,213
Qorvo, Inc. 3.375% 4/1/31 (a)	615,000	654,852
		72,833,129
Software - 0.1%
CDK Global, Inc. 5.25% 5/15/29 (a)	1,132,000	1,230,733
Crowdstrike Holdings, Inc. 3% 2/15/29	295,000	297,478
Fair Isaac Corp. 5.25% 5/15/26 (a)	793,000	905,043
Nuance Communications, Inc. 5.625% 12/15/26	1,382,000	1,434,219
Open Text Corp. 3.875% 2/15/28 (a)	420,000	438,375
Oracle Corp.:
2.5% 4/1/25	8,253,000	8,657,366
2.8% 4/1/27	8,253,000	8,804,801
2.95% 4/1/30	8,300,000	8,799,574
3.85% 4/1/60	8,300,000	8,919,890
		39,487,479
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	3,173,000	3,291,385

TOTAL INFORMATION TECHNOLOGY		127,035,930

MATERIALS - 0.0%
Chemicals - 0.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	585,000	614,227
CF Industries Holdings, Inc.:
4.95% 6/1/43	5,000	6,168
5.15% 3/15/34	1,617,000	2,019,310
5.375% 3/15/44	255,000	331,849
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (a)(b)(c)	432,000	432,001
6.875% 6/15/25 (a)	115,000	118,738
Methanex Corp.:
5.125% 10/15/27	765,000	832,894
5.25% 12/15/29	90,000	98,175
5.65% 12/1/44	581,000	632,000
NOVA Chemicals Corp. 5.25% 6/1/27 (a)	949,000	1,013,940
Olin Corp.:
5% 2/1/30	1,715,000	1,840,658
5.125% 9/15/27	975,000	1,012,781
5.625% 8/1/29	465,000	513,151
The Chemours Co. LLC:
5.375% 5/15/27	1,115,000	1,210,912
5.75% 11/15/28 (a)	275,000	291,500
Valvoline, Inc. 4.25% 2/15/30 (a)	165,000	171,188
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	305,000	316,438
5.625% 10/1/24 (a)	1,254,000	1,373,130
		12,829,060
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (a)	25,000	25,993
Trivium Packaging Finance BV 5.5% 8/15/26 (a)	485,000	511,035
		537,028
Metals & Mining - 0.0%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	10,000	10,850
HudBay Minerals, Inc. 4.5% 4/1/26 (a)	135,000	135,702
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	1,005,000	1,042,688
Novelis Corp. 3.875% 8/15/31 (a)	270,000	272,457
		1,461,697

TOTAL MATERIALS		14,827,785

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	8,258,000	8,126,983
4.9% 12/15/30	7,224,000	8,889,782
American Homes 4 Rent LP:
2.375% 7/15/31	1,482,000	1,488,435
3.375% 7/15/51	2,291,000	2,360,450
Boston Properties, Inc. 4.5% 12/1/28	4,766,000	5,578,154
Corporate Office Properties LP:
2.25% 3/15/26	2,969,000	3,062,170
2.75% 4/15/31	2,188,000	2,232,825
5% 7/1/25	2,273,000	2,557,493
Duke Realty LP 3.25% 6/30/26	589,000	640,416
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,868,000	1,998,662
3.5% 8/1/26	1,945,000	2,126,586
Hudson Pacific Properties LP 4.65% 4/1/29	10,668,000	12,424,411
Iron Mountain, Inc. 4.875% 9/15/29 (a)	615,000	648,702
Lexington Corporate Properties Trust:
2.7% 9/15/30	1,445,000	1,484,516
4.4% 6/15/24	948,000	1,022,277
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	1,508,000	1,642,649
4.5% 1/15/28	637,000	699,108
4.625% 6/15/25 (a)	150,000	161,220
5.75% 2/1/27	256,000	294,692
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	9,457,000	9,543,624
3.375% 2/1/31	5,854,000	6,037,010
3.625% 10/1/29	8,376,000	8,925,345
4.375% 8/1/23	1,006,000	1,068,026
4.5% 1/15/25	2,013,000	2,209,074
4.5% 4/1/27	716,000	804,424
4.75% 1/15/28	11,294,000	12,833,815
4.95% 4/1/24	882,000	961,002
5.25% 1/15/26	3,755,000	4,283,444
Realty Income Corp. 3.25% 1/15/31	1,828,000	2,018,935
Retail Opportunity Investments Partnership LP:
4% 12/15/24	641,000	687,520
5% 12/15/23	494,000	532,630
Retail Properties America, Inc.:
4% 3/15/25	10,791,000	11,519,031
4.75% 9/15/30	17,486,000	19,581,592
SBA Communications Corp. 3.875% 2/15/27	515,000	535,229
Service Properties Trust:
3.95% 1/15/28	40,000	38,440
4.375% 2/15/30	415,000	398,630
4.95% 2/15/27	600,000	600,000
4.95% 10/1/29	245,000	242,550
5.5% 12/15/27	230,000	246,634
Simon Property Group LP:
2.45% 9/13/29	3,008,000	3,106,581
3.375% 12/1/27	6,125,000	6,742,805
SITE Centers Corp.:
3.625% 2/1/25	1,532,000	1,624,224
4.25% 2/1/26	2,753,000	2,997,991
Store Capital Corp.:
2.75% 11/18/30	3,456,000	3,519,403
4.625% 3/15/29	2,374,000	2,722,585
The GEO Group, Inc. 6% 4/15/26	305,000	257,725
Uniti Group, Inc. 7.875% 2/15/25 (a)	1,050,000	1,122,188
Ventas Realty LP:
2.5% 9/1/31	22,080,000	22,180,217
3% 1/15/30	11,060,000	11,666,046
3.125% 6/15/23	1,033,000	1,076,291
4% 3/1/28	2,150,000	2,414,880
4.125% 1/15/26	999,000	1,113,378
4.75% 11/15/30	16,500,000	19,670,039
VEREIT Operating Partnership LP:
2.2% 6/15/28	1,380,000	1,412,780
2.85% 12/15/32	1,698,000	1,796,501
3.4% 1/15/28	2,874,000	3,138,354
VICI Properties, Inc.:
4.25% 12/1/26 (a)	1,640,000	1,722,685
4.625% 12/1/29 (a)	595,000	647,063
Vornado Realty LP:
2.15% 6/1/26	3,558,000	3,642,226
3.4% 6/1/31	12,870,000	13,446,202
Weingarten Realty Investors 3.375% 10/15/22	456,000	467,114
WP Carey, Inc.:
3.85% 7/15/29	1,773,000	1,978,890
4% 2/1/25	3,423,000	3,729,732
4.6% 4/1/24	5,327,000	5,795,247
		258,497,633
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,832,000	8,150,729
3.95% 11/15/27	4,382,000	4,797,650
4.1% 10/1/24	3,961,000	4,281,882
4.55% 10/1/29	1,896,000	2,144,348
CBRE Group, Inc.:
2.5% 4/1/31	10,225,000	10,395,661
4.875% 3/1/26	7,844,000	9,027,987
Essex Portfolio LP 3.875% 5/1/24	1,923,000	2,064,550
Howard Hughes Corp. 4.375% 2/1/31 (a)	395,000	398,456
Kennedy-Wilson, Inc. 4.75% 2/1/30	540,000	554,240
Mid-America Apartments LP 4% 11/15/25	828,000	918,122
Post Apartment Homes LP 3.375% 12/1/22	502,000	516,379
Sun Communities Operating LP 2.7% 7/15/31	6,805,000	6,929,347
Tanger Properties LP:
2.75% 9/1/31	8,876,000	8,655,748
3.125% 9/1/26	2,628,000	2,748,660
3.75% 12/1/24	2,635,000	2,875,876
3.875% 12/1/23	475,000	506,970
3.875% 7/15/27	11,191,000	12,165,735
		77,132,340

TOTAL REAL ESTATE		335,629,973

UTILITIES - 0.4%
Electric Utilities - 0.1%
Clearway Energy Operating LLC:
3.75% 2/15/31 (a)	925,000	939,888
4.75% 3/15/28 (a)	140,000	148,218
5% 9/15/26	925,000	949,281
Cleco Corporate Holdings LLC 3.375% 9/15/29	4,843,000	5,062,128
DPL, Inc. 4.35% 4/15/29	7,785,000	8,563,500
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	2,328,000	2,316,002
2.775% 1/7/32 (a)	8,828,000	8,960,169
FirstEnergy Corp.:
4.75% 3/15/23	4,502,000	4,687,482
7.375% 11/15/31	5,738,000	8,013,864
InterGen NV 7% 6/30/23 (a)	964,000	954,360
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,963,000	2,104,420
NextEra Energy Partners LP 4.25% 9/15/24 (a)	56,000	58,940
NRG Energy, Inc.:
3.625% 2/15/31 (a)	1,785,000	1,816,238
5.25% 6/15/29 (a)	484,000	525,479
5.75% 1/15/28	581,000	620,944
6.625% 1/15/27	132,000	136,913
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,206,034	1,299,501
PG&E Corp.:
5% 7/1/28	4,480,000	4,446,400
5.25% 7/1/30	1,155,000	1,137,675
Vistra Operations Co. LLC:
5.5% 9/1/26 (a)	3,498,000	3,597,868
5.625% 2/15/27 (a)	665,000	692,471
		57,031,741
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,181,644	1,457,336
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (a)	185,000	191,623
		1,648,959
Independent Power and Renewable Electricity Producers - 0.1%
TerraForm Power Operating LLC:
4.75% 1/15/30 (a)	75,000	78,932
5% 1/31/28 (a)	656,000	708,480
The AES Corp.:
2.45% 1/15/31	4,011,000	4,047,273
3.3% 7/15/25 (a)	15,965,000	17,058,124
3.95% 7/15/30 (a)	13,922,000	15,521,638
		37,414,447
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	1,758,000	2,002,139
4.05% 4/15/25	21,459,000	23,712,277
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50	2,477,000	2,875,278
NiSource, Inc.:
2.95% 9/1/29	12,206,000	13,003,153
3.49% 5/15/27	13,900,000	15,334,479
5.95% 6/15/41	1,737,000	2,468,782
Puget Energy, Inc.:
4.1% 6/15/30	6,250,000	7,008,989
5.625% 7/15/22	3,305,000	3,414,694
6% 9/1/21	3,185,000	3,185,000
Sempra Energy 6% 10/15/39	2,744,000	3,858,723
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2373% 5/15/67 (b)(c)	1,843,000	1,731,130
		78,594,644

TOTAL UTILITIES		174,689,791

TOTAL NONCONVERTIBLE BONDS
(Cost $4,100,433,363)		4,505,414,360

U.S. Treasury Obligations - 7.3%
U.S. Treasury Bonds 2.375% 5/15/51	674,726,000	745,150,526
U.S. Treasury Notes:
0.125% 6/30/22	$455,500,000	$455,677,927
0.5% 5/31/27	520,000,000	508,279,689
0.875% 11/15/30	428,909,000	414,466,828
1.125% 2/28/22	199,000,000	200,057,188
1.125% 2/15/31	160,064,000	157,913,140
1.25% 4/30/28	250,000,000	253,388,673
1.25% 5/31/28	74,500,000	75,477,813
1.25% 6/30/28	75,000,000	75,925,781
3.125% 11/15/28	51,642,000	58,936,433
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,857,515,512)		2,945,273,998

U.S. Government Agency - Mortgage Securities - 22.9%
Fannie Mae - 3.7%
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (b)(c)	10,931	11,459
12 month U.S. LIBOR + 1.460% 2.016% 1/1/35 (b)(c)	8,172	8,560
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (b)(c)	2,020	2,114
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (b)(c)	1,751	1,839
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (b)(c)	7,566	7,953
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (b)(c)	6,415	6,755
12 month U.S. LIBOR + 1.620% 2.036% 3/1/33 (b)(c)	9,283	9,701
12 month U.S. LIBOR + 1.620% 2.163% 5/1/35 (b)(c)	15,850	16,625
12 month U.S. LIBOR + 1.630% 2.065% 9/1/36 (b)(c)	5,644	5,924
12 month U.S. LIBOR + 1.640% 1.896% 5/1/36 (b)(c)	24,160	25,392
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (b)(c)	13,813	14,681
12 month U.S. LIBOR + 1.650% 2% 11/1/36 (b)(c)	4,831	5,083
12 month U.S. LIBOR + 1.680% 1.935% 4/1/36 (b)(c)	3,843	4,044
12 month U.S. LIBOR + 1.680% 2.02% 7/1/43 (b)(c)	153,524	160,910
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (b)(c)	12,825	13,439
12 month U.S. LIBOR + 1.710% 1.95% 8/1/35 (b)(c)	4,831	5,091
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (b)(c)	10,424	10,992
12 month U.S. LIBOR + 1.730% 2.126% 3/1/40 (b)(c)	16,718	17,623
12 month U.S. LIBOR + 1.750% 2.111% 7/1/35 (b)(c)	4,637	4,881
12 month U.S. LIBOR + 1.750% 2.266% 8/1/41 (b)(c)	18,784	19,778
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (b)(c)	10,827	11,382
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (b)(c)	31,423	33,048
12 month U.S. LIBOR + 1.800% 2.24% 12/1/40 (b)(c)	453,165	478,891
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (b)(c)	10,981	11,592
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (b)(c)	9,737	10,278
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (b)(c)	17,017	17,937
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	5,581	5,893
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (b)(c)	16,833	17,811
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (b)(c)	3,937	4,056
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (b)(c)	18,360	19,515
6 month U.S. LIBOR + 1.500% 1.723% 1/1/35 (b)(c)	19,851	20,688
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (b)(c)	3,688	3,846
6 month U.S. LIBOR + 1.530% 1.785% 3/1/35 (b)(c)	3,668	3,828
6 month U.S. LIBOR + 1.550% 1.776% 10/1/33 (b)(c)	1,365	1,421
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (b)(c)	2,372	2,480
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (b)(c)	358	376
6 month U.S. LIBOR + 1.960% 2.21% 9/1/35 (b)(c)	4,304	4,547
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (b)(c)	4,053	4,289
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (b)(c)	22,659	23,889
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	9,753	10,267
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.58% 7/1/34 (b)(c)	22,968	24,184
1.5% 6/1/51	2,468,612	2,434,250
2% 7/1/50 to 7/1/51	40,845,514	41,665,510
2.5% 5/1/31 to 8/1/51	316,313,648	331,220,237
3% 7/1/27 to 4/1/51 (d)(e)(f)	464,691,148	492,883,074
3.25% 12/1/41	6,574	7,091
3.4% 7/1/42 to 9/1/42	115,967	125,523
3.5% 7/1/32 to 4/1/50	371,499,116	398,047,980
3.525% 5/1/42	3,857	4,246
3.65% 5/1/42 to 8/1/42	36,531	39,756
3.9% 4/1/42	10,184	11,310
4% 11/1/31 to 11/1/49	70,898,525	77,517,988
4.25% 11/1/41	29,327	32,560
4.5% to 4.5% 12/1/23 to 9/1/49 (d)	122,578,738	134,509,464
5% 1/1/22 to 2/1/49	10,991,693	12,392,939
5.261% 8/1/41 (b)	328,279	370,483
5.5% 10/1/21 to 9/1/24	7,069	7,148
6% to 6% 11/1/21 to 1/1/42	1,609,649	1,893,863
6.5% 3/1/22 to 5/1/38	232,188	264,076
6.612% 2/1/39 (b)	247,979	274,865
7% to 7% 4/1/23 to 7/1/37	164,271	187,681
7.5% to 7.5% 9/1/22 to 9/1/32	85,180	97,123
8% 3/1/37	3,088	3,749
8.5% 9/1/22	102	105
9% 10/1/30	3,768	4,449

TOTAL FANNIE MAE		1,495,058,532

Freddie Mac - 2.9%
12 month U.S. LIBOR + 1.320% 1.7% 1/1/36 (b)(c)	6,812	7,089
12 month U.S. LIBOR + 1.370% 1.812% 3/1/36 (b)(c)	25,963	27,106
12 month U.S. LIBOR + 1.500% 1.91% 3/1/36 (b)(c)	26,048	27,317
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (b)(c)	41,668	43,853
12 month U.S. LIBOR + 1.750% 2.178% 12/1/40 (b)(c)	209,895	221,260
12 month U.S. LIBOR + 1.750% 2.267% 9/1/41 (b)(c)	83,211	87,592
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (b)(c)	2,520	2,663
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (b)(c)	9,002	9,510
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (b)(c)	1,806	1,906
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (b)(c)	8,791	9,252
12 month U.S. LIBOR + 1.890% 2.305% 10/1/42 (b)(c)	29,785	31,518
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (b)(c)	12,806	13,539
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(c)	16,772	17,731
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(c)	4,396	4,648
12 month U.S. LIBOR + 1.910% 2.195% 5/1/41 (b)(c)	16,167	17,094
12 month U.S. LIBOR + 1.960% 2.211% 6/1/33 (b)(c)	10,897	11,514
12 month U.S. LIBOR + 2.020% 2.32% 4/1/38 (b)(c)	14,149	14,910
12 month U.S. LIBOR + 2.030% 2.566% 3/1/33 (b)(c)	292	306
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (b)(c)	14,723	15,586
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (b)(c)	23,168	24,582
6 month U.S. LIBOR + 1.120% 1.375% 8/1/37 (b)(c)	8,511	8,756
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (b)(c)	883	923
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (b)(c)	3,590	3,774
6 month U.S. LIBOR + 1.840% 2.095% 2/1/37 (b)(c)	4,368	4,600
6 month U.S. LIBOR + 1.880% 2.124% 10/1/36 (b)(c)	29,934	31,454
6 month U.S. LIBOR + 1.990% 2.206% 10/1/35 (b)(c)	10,998	11,580
6 month U.S. LIBOR + 2.020% 2.255% 6/1/37 (b)(c)	21,767	22,933
6 month U.S. LIBOR + 2.680% 2.906% 10/1/35 (b)(c)	10,696	11,322
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (b)(c)	21,555	22,679
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.389% 6/1/33 (b)(c)	39,751	41,755
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.559% 3/1/35 (b)(c)	78,833	83,229
1.5% 11/1/50 to 6/1/51	3,202,195	3,156,401
2% 6/1/50 to 7/1/51	163,674,168	167,287,862
2.5% 6/1/31 to 8/1/51	335,806,996	351,741,996
3% 6/1/31 to 8/1/50	273,485,023	290,602,599
3.5% 6/1/27 to 4/1/50 (e)	182,129,408	195,554,143
3.5% 8/1/47	3,292,783	3,539,751
4% 6/1/33 to 3/1/49 (d)	131,980,391	143,139,817
4% 4/1/48	30,051	32,251
4.5% 6/1/25 to 7/1/49	33,096,506	36,544,025
5% 7/1/33 to 7/1/41	3,255,555	3,692,295
5.5% 6/1/22	3,287	3,324
6% 12/1/21 to 12/1/37	343,561	399,311
6.5% 9/1/21 to 9/1/39	553,790	647,695
7% 3/1/26 to 9/1/36	167,168	193,847
7.5% 1/1/27 to 7/1/34	46,871	54,457
8% 7/1/24 to 4/1/32	3,804	4,356
8.5% 12/1/22 to 1/1/28	2,239	2,490

TOTAL FREDDIE MAC		1,197,428,601

Ginnie Mae - 5.8%
3.5% 9/20/40 to 11/20/50	216,533,426	229,673,982
4% 7/20/33 to 6/20/49	154,560,712	166,353,219
4.5% 6/20/33 to 9/20/46	10,142,869	11,370,550
5.5% 8/15/33 to 9/15/39	279,631	322,678
6% to 6% 10/15/30 to 5/15/40	412,693	481,996
7% to 7% 11/15/22 to 11/15/32	166,673	191,371
7.5% to 7.5% 2/15/22 to 9/15/31	40,593	44,945
8% 12/15/21 to 11/15/29	10,214	11,105
8.5% to 8.5% 11/15/27 to 1/15/31	5,251	6,020
9% 1/15/23	17	17
2% 9/1/51 (g)	23,700,000	24,200,544
2% 9/1/51 (g)	10,850,000	11,079,152
2% 9/1/51 (g)	8,600,000	8,781,632
2% 9/1/51 (g)	3,925,000	4,007,896
2% 9/1/51 (g)	16,950,000	17,307,984
2% 9/1/51 (g)	7,775,000	7,939,208
2% 9/1/51 (g)	8,575,000	8,756,104
2% 9/1/51 (g)	3,925,000	4,007,896
2% 9/1/51 (g)	4,300,000	4,390,816
2% 9/1/51 (g)	1,975,000	2,016,712
2% 9/1/51 (g)	3,800,000	3,880,256
2% 9/1/51 (g)	11,550,000	11,793,936
2% 9/1/51 (g)	10,650,000	10,874,928
2% 9/1/51 (g)	3,500,000	3,573,920
2% 9/1/51 (g)	24,700,000	25,221,664
2% 9/1/51 (g)	3,600,000	3,676,032
2% 9/1/51 (g)	21,200,000	21,647,744
2% 9/1/51 (g)	63,750,000	65,096,400
2% 9/1/51 (g)	50,775,000	51,847,368
2% 9/1/51 (g)	17,575,000	17,946,184
2% 9/1/51 (g)	19,950,000	20,371,344
2% 9/1/51 (g)	6,900,000	7,045,728
2% 9/1/51 (g)	40,800,000	41,661,696
2% 9/1/51 (g)	14,100,000	14,397,792
2% 9/1/51 (g)	25,350,000	25,885,392
2% 9/1/51 (g)	8,800,000	8,985,856
2% 10/1/51 (g)	47,000,000	47,908,186
2% 10/1/51 (g)	15,300,000	15,595,643
2% 10/1/51 (g)	46,450,000	47,347,558
2% 10/1/51 (g)	15,100,000	15,391,779
2.5% 11/20/47 to 7/20/51	161,217,715	167,310,270
2.5% 9/1/51 (g)	26,450,000	27,427,867
2.5% 9/1/51 (g)	6,300,000	6,532,914
2.5% 9/1/51 (g)	20,275,000	21,024,575
2.5% 9/1/51 (g)	4,850,000	5,029,306
2.5% 9/1/51 (g)	6,500,000	6,740,308
2.5% 9/1/51 (g)	26,150,000	27,116,776
3% 5/15/42 to 6/20/51	236,897,101	248,304,080
3% 9/1/51 (g)	14,700,000	15,367,242
3% 9/1/51 (g)	15,200,000	15,889,937
3% 9/1/51 (g)	11,950,000	12,492,418
3% 9/1/51 (g)	4,750,000	4,965,605
3% 9/1/51 (g)	2,775,000	2,900,959
3% 9/1/51 (g)	32,250,000	33,713,847
3% 9/1/51 (g)	2,775,000	2,900,959
3% 9/1/51 (g)	4,300,000	4,495,180
3% 9/1/51 (g)	5,350,000	5,592,840
3% 9/1/51 (g)	1,200,000	1,254,469
3% 9/1/51 (g)	9,550,000	9,983,480
3% 9/1/51 (g)	3,750,000	3,920,215
3% 9/1/51 (g)	2,650,000	2,770,285
3% 9/1/51 (g)	10,700,000	11,185,679
3% 9/1/51 (g)	18,850,000	19,705,613
3% 9/1/51 (g)	8,300,000	8,676,742
3% 9/1/51 (g)	20,250,000	21,169,160
3% 9/1/51 (g)	20,150,000	21,064,621
3% 9/1/51 (g)	8,300,000	8,676,742
3% 9/1/51 (g)	12,100,000	12,649,226
3% 9/1/51 (g)	5,000,000	5,226,953
3% 9/1/51 (g)	4,750,000	4,965,605
3% 9/1/51 (g)	2,650,000	2,770,285
3% 9/1/51 (g)	1,800,000	1,881,703
3% 9/1/51 (g)	3,250,000	3,397,519
3% 10/1/51 (g)	4,150,000	4,330,590
3.5% 9/1/51 (g)	28,650,000	30,147,409
3.5% 9/1/51 (g)	10,000,000	10,522,656
3.5% 9/1/51 (g)	28,650,000	30,147,409
3.5% 9/1/51 (g)	10,000,000	10,522,656
3.5% 9/1/51 (g)	11,500,000	12,101,054
3.5% 9/1/51 (g)	4,000,000	4,209,062
3.5% 9/1/51 (g)	2,000,000	2,104,531
3.5% 9/1/51 (g)	5,725,000	6,024,221
3.5% 9/1/51 (g)	10,450,000	10,996,176
3.5% 9/1/51 (g)	30,000,000	31,567,968
3.5% 9/1/51 (g)	12,400,000	13,048,093
3.5% 9/1/51 (g)	4,250,000	4,472,129
3.5% 9/1/51 (g)	12,000,000	12,627,187
3.5% 9/1/51 (g)	4,175,000	4,393,209
3.5% 9/1/51 (g)	12,125,000	12,758,720
3.5% 9/1/51 (g)	4,250,000	4,472,129
3.5% 9/1/51 (g)	67,100,000	70,607,022
3.5% 9/1/51 (g)	14,800,000	15,573,531
3.5% 9/1/51 (g)	44,000,000	46,299,686
3.5% 9/1/51 (g)	34,100,000	35,882,257
3.5% 9/1/51 (g)	6,825,000	7,181,713
3.5% 9/1/51 (g)	27,600,000	29,042,531
3.5% 9/1/51 (g)	1,700,000	1,788,852
3.5% 9/1/51 (g)	650,000	683,973
3.5% 9/1/51 (g)	11,150,000	11,732,761
3.5% 9/1/51 (g)	4,350,000	4,577,355
3.5% 9/1/51 (g)	21,800,000	22,939,390
3.5% 9/1/51 (g)	8,500,000	8,944,258
3.5% 9/1/51 (g)	2,700,000	2,841,117
3.5% 9/1/51 (g)	1,050,000	1,104,879
3.5% 9/1/51 (g)	10,600,000	11,154,015
3.5% 9/1/51 (g)	27,200,000	28,621,624
3.5% 9/1/51 (g)	1,650,000	1,736,238
3.5% 9/1/51 (g)	650,000	683,973
3.5% 9/1/51 (g)	16,300,000	17,151,929
3.5% 9/1/51 (g)	6,350,000	6,681,887
3.5% 9/1/51 (g)	9,650,000	10,154,363
3.5% 9/1/51 (g)	3,350,000	3,525,090
4% 9/1/51 (g)	61,400,000	65,046,890
5% 4/15/33 to 6/20/48	15,995,664	17,586,569
6.5% 3/20/31 to 6/15/37	66,942	78,314

TOTAL GINNIE MAE		2,334,262,029

Uniform Mortgage Backed Securities - 10.5%
1.5% 9/1/36 (g)	15,600,000	15,845,940
1.5% 9/1/36 (g)	5,100,000	5,180,404
1.5% 9/1/36 (g)	10,400,000	10,563,960
1.5% 9/1/36 (g)	3,400,000	3,453,602
1.5% 9/1/51 (g)	8,100,000	7,961,925
1.5% 9/1/51 (g)	26,600,000	26,146,568
1.5% 9/1/51 (g)	21,300,000	20,936,914
1.5% 9/1/51 (g)	18,100,000	17,791,462
1.5% 9/1/51 (g)	5,250,000	5,160,507
1.5% 9/1/51 (g)	5,150,000	5,062,212
1.5% 9/1/51 (g)	21,000,000	20,642,028
1.5% 9/1/51 (g)	6,200,000	6,094,313
1.5% 9/1/51 (g)	2,300,000	2,260,794
1.5% 9/1/51 (g)	7,000,000	6,880,676
1.5% 9/1/51 (g)	41,800,000	41,087,465
1.5% 9/1/51 (g)	6,700,000	6,585,790
1.5% 9/1/51 (g)	7,000,000	6,880,676
1.5% 9/1/51 (g)	4,650,000	4,570,735
1.5% 9/1/51 (g)	2,350,000	2,309,941
1.5% 9/1/51 (g)	4,700,000	4,619,882
1.5% 9/1/51 (g)	14,000,000	13,761,352
1.5% 9/1/51 (g)	53,150,000	52,243,989
1.5% 9/1/51 (g)	10,600,000	10,419,309
1.5% 9/1/51 (g)	21,300,000	20,936,914
1.5% 9/1/51 (g)	5,250,000	5,160,507
1.5% 9/1/51 (g)	9,900,000	9,731,242
1.5% 9/1/51 (g)	2,400,000	2,359,089
1.5% 9/1/51 (g)	27,800,000	27,326,113
1.5% 9/1/51 (g)	12,100,000	11,893,740
1.5% 9/1/51 (g)	2,650,000	2,604,827
1.5% 9/1/51 (g)	800,000	786,363
1.5% 10/1/51 (g)	18,100,000	17,758,938
1.5% 10/1/51 (g)	6,200,000	6,083,172
1.5% 10/1/51 (g)	44,200,000	43,367,131
1.5% 10/1/51 (g)	7,150,000	7,015,271
1.5% 10/1/51 (g)	5,900,000	5,788,825
1.5% 10/1/51 (g)	17,150,000	16,826,839
1.5% 10/1/51 (g)	5,700,000	5,592,594
1.5% 10/1/51 (g)	16,700,000	16,385,319
2% 9/1/51 (g)	61,200,000	62,071,635
2% 9/1/51 (g)	17,250,000	17,495,681
2% 9/1/51 (g)	6,650,000	6,744,712
2% 9/1/51 (g)	21,800,000	22,110,484
2% 9/1/51 (g)	4,100,000	4,158,394
2% 9/1/51 (g)	10,600,000	10,750,969
2% 9/1/51 (g)	4,150,000	4,209,106
2% 9/1/51 (g)	10,650,000	10,801,682
2% 9/1/51 (g)	17,300,000	17,546,394
2% 9/1/51 (g)	2,800,000	2,839,879
2% 9/1/51 (g)	7,500,000	7,606,818
2% 9/1/51 (g)	37,600,000	38,135,514
2% 9/1/51 (g)	11,400,000	11,562,363
2% 9/1/51 (g)	3,600,000	3,651,273
2% 9/1/51 (g)	53,500,000	54,261,968
2% 9/1/51 (g)	21,100,000	21,400,515
2% 9/1/51 (g)	53,500,000	54,261,968
2% 9/1/51 (g)	21,100,000	21,400,515
2% 9/1/51 (g)	35,900,000	36,411,302
2% 9/1/51 (g)	7,500,000	7,606,818
2% 9/1/51 (g)	29,950,000	30,376,560
2% 9/1/51 (g)	11,950,000	12,120,197
2% 9/1/51 (g)	10,150,000	10,294,560
2% 9/1/51 (g)	29,950,000	30,376,560
2% 9/1/51 (g)	1,700,000	1,724,212
2% 9/1/51 (g)	10,150,000	10,294,560
2% 9/1/51 (g)	20,250,000	20,538,409
2% 9/1/51 (g)	59,900,000	60,753,120
2% 9/1/51 (g)	58,900,000	59,738,877
2% 9/1/51 (g)	19,950,000	20,234,136
2% 9/1/51 (g)	25,450,000	25,812,469
2% 9/1/51 (g)	64,550,000	65,469,347
2% 9/1/51 (g)	48,350,000	49,038,620
2% 9/1/51 (g)	18,400,000	18,662,060
2% 9/1/51 (g)	19,750,000	20,031,287
2% 9/1/51 (g)	48,350,000	49,038,620
2% 9/1/51 (g)	12,850,000	13,033,015
2% 9/1/51 (g)	77,550,000	78,654,498
2% 9/1/51 (g)	21,550,000	21,856,924
2% 9/1/51 (g)	74,700,000	75,763,907
2% 9/1/51 (g)	20,775,000	21,070,886
2% 9/1/51 (g)	41,650,000	42,243,196
2% 9/1/51 (g)	11,600,000	11,765,212
2% 9/1/51 (g)	37,350,000	37,881,954
2% 9/1/51 (g)	10,375,000	10,522,765
2% 9/1/51 (g)	7,050,000	7,150,409
2% 9/1/51 (g)	21,800,000	22,110,484
2% 10/1/51 (g)	61,200,000	61,956,885
2% 10/1/51 (g)	21,800,000	22,069,609
2% 10/1/51 (g)	60,750,000	61,501,320
2% 10/1/51 (g)	31,650,000	32,041,428
2% 10/1/51 (g)	21,650,000	21,917,754
2% 10/1/51 (g)	56,950,000	57,654,323
2% 10/1/51 (g)	10,700,000	10,832,331
2% 10/1/51 (g)	19,700,000	19,943,638
2% 10/1/51 (g)	31,650,000	32,041,428
2% 10/1/51 (g)	10,700,000	10,832,331
2% 10/1/51 (g)	64,400,000	65,196,461
2% 10/1/51 (g)	21,250,000	21,512,807
2% 10/1/51 (g)	61,200,000	61,956,885
2% 10/1/51 (g)	60,800,000	61,551,938
2% 10/1/51 (g)	21,800,000	22,069,609
2% 10/1/51 (g)	21,650,000	21,917,754
2.5% 9/1/51 (g)	28,600,000	29,708,256
2.5% 9/1/51 (g)	9,500,000	9,868,127
2.5% 9/1/51 (g)	17,200,000	17,866,503
2.5% 9/1/51 (g)	10,000,000	10,387,502
2.5% 9/1/51 (g)	5,700,000	5,920,876
2.5% 9/1/51 (g)	38,400,000	39,888,008
2.5% 9/1/51 (g)	9,700,000	10,075,877
2.5% 9/1/51 (g)	2,800,000	2,908,501
2.5% 9/1/51 (g)	8,500,000	8,829,377
2.5% 9/1/51 (g)	5,700,000	5,920,876
2.5% 9/1/51 (g)	2,800,000	2,908,501
2.5% 9/1/51 (g)	2,800,000	2,908,501
2.5% 9/1/51 (g)	50,600,000	52,560,760
2.5% 9/1/51 (g)	18,250,000	18,957,191
2.5% 9/1/51 (g)	18,550,000	19,268,816
2.5% 9/1/51 (g)	400,000	415,500
2.5% 9/1/51 (g)	5,700,000	5,920,876
2.5% 9/1/51 (g)	8,500,000	8,829,377
2.5% 9/1/51 (g)	5,600,000	5,817,001
2.5% 9/1/51 (g)	13,750,000	14,282,815
2.5% 9/1/51 (g)	2,800,000	2,908,501
2.5% 9/1/51 (g)	16,850,000	17,502,941
2.5% 9/1/51 (g)	48,350,000	50,223,572
2.5% 9/1/51 (g)	24,150,000	25,085,817
2.5% 9/1/51 (g)	8,450,000	8,777,439
2.5% 9/1/51 (g)	36,000,000	37,395,007
2.5% 9/1/51 (g)	12,550,000	13,036,315
2.5% 9/1/51 (g)	28,975,000	30,097,787
2.5% 9/1/51 (g)	4,275,000	4,440,657
2.5% 9/1/51 (g)	19,750,000	20,515,316
2.5% 9/1/51 (g)	2,925,000	3,038,344
2.5% 10/1/51 (g)	48,700,000	50,488,215
2.5% 10/1/51 (g)	16,450,000	17,054,028
2.5% 10/1/51 (g)	54,550,000	56,553,021
2.5% 10/1/51 (g)	18,550,000	19,231,137
3% 9/1/51 (g)	30,800,000	32,217,280
3% 9/1/51 (g)	11,900,000	12,447,586
3% 9/1/51 (g)	7,150,000	7,479,012
3% 9/1/51 (g)	18,450,000	19,298,988
3% 9/1/51 (g)	7,000,000	7,322,109
3% 9/1/51 (g)	18,175,000	19,011,334
3% 9/1/51 (g)	14,700,000	15,376,429
3% 9/1/51 (g)	4,300,000	4,497,867
3% 9/1/51 (g)	13,600,000	14,225,812
3% 9/1/51 (g)	8,300,000	8,681,929
3% 9/1/51 (g)	7,300,000	7,635,914
3% 9/1/51 (g)	4,400,000	4,602,469
3% 9/1/51 (g)	27,000,000	28,242,421
3% 9/1/51 (g)	12,925,000	13,519,752
3% 9/1/51 (g)	3,175,000	3,321,100
3% 9/1/51 (g)	26,675,000	27,902,466
3% 9/1/51 (g)	14,850,000	15,533,332
3% 9/1/51 (g)	39,350,000	41,160,714
3% 9/1/51 (g)	29,850,000	31,223,566
3% 9/1/51 (g)	11,700,000	12,238,383
3% 9/1/51 (g)	7,275,000	7,609,763
3% 9/1/51 (g)	6,750,000	7,060,605
3% 9/1/51 (g)	17,250,000	18,043,769
3% 9/1/51 (g)	30,300,000	31,694,273
3% 9/1/51 (g)	17,300,000	18,096,070
3% 9/1/51 (g)	10,350,000	10,826,261
3% 9/1/51 (g)	6,900,000	7,217,508
3% 9/1/51 (g)	69,425,000	72,619,633
3% 9/1/51 (g)	10,350,000	10,826,261
3% 9/1/51 (g)	50,000	52,301
3% 9/1/51 (g)	1,950,000	2,039,730
3% 9/1/51 (g)	5,200,000	5,439,281
3% 9/1/51 (g)	850,000	889,113
3% 9/1/51 (g)	6,750,000	7,060,605
3% 9/1/51 (g)	9,250,000	9,675,644
3% 10/1/51 (g)	5,200,000	5,436,438
3% 10/1/51 (g)	27,000,000	28,227,658
3% 10/1/51 (g)	11,700,000	12,231,985
3% 10/1/51 (g)	5,200,000	5,436,438
3% 10/1/51 (g)	27,000,000	28,227,658
3% 10/1/51 (g)	11,700,000	12,231,985
3.5% 9/1/51 (g)	101,800,000	107,685,313
3.5% 9/1/51 (g)	11,650,000	12,323,516
3.5% 9/1/51(g)	19,400,000	20,521,563
3.5% 9/1/51 (g)	8,600,000	9,097,188
3.5% 9/1/51 (g)	1,350,000	1,428,047
3.5% 9/1/51 (g)	1,675,000	1,771,836
3.5% 9/1/51 (g)	58,000,000	61,353,125
3.5% 9/1/51 (g)	14,800,000	15,655,625
3.5% 9/1/51 (g)	44,000,000	46,543,750
3.5% 9/1/51 (g)	132,050,000	139,684,141
3.5% 9/1/51 (g)	27,400,000	28,984,063
3.5% 9/1/51 (g)	64,200,000	67,911,563
3.5% 9/1/51 (g)	12,600,000	13,328,438
3.5% 9/1/51 (g)	50,050,000	52,943,516
3.5% 9/1/51 (g)	9,850,000	10,419,453
3.5% 10/1/51 (g)	60,500,000	64,033,103
3.5% 10/1/51 (g)	13,950,000	14,764,658

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		4,247,580,341

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $9,222,678,171)		9,274,329,503

Asset-Backed Securities - 2.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$8,122,653	$7,981,191
Series 2019-1 Class A, 3.844% 5/15/39 (a)	4,638,102	4,593,585
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	8,186,205	7,994,827
Class B, 4.458% 10/16/39 (a)	1,488,945	1,238,270
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	4,062,000	4,070,054
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.5061% 10/15/31 (a)(b)(c)	8,424,000	8,430,604
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.3439% 1/17/32 (a)(b)(c)	9,320,000	9,319,972
Ajax Mortgage Loan Trust Series 2021-C Class A, 2.115% 1/25/61 (a)	4,271,595	4,271,036
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4643% 1/20/33 (a)(b)(c)	4,684,000	4,689,691
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2907% 7/20/34 (a)(b)(c)	8,250,000	8,256,188
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	4,474,670	4,434,959
Class B, 4.335% 1/16/40 (a)	766,953	550,047
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4461% 10/15/32 (a)(b)(c)	8,066,000	8,069,299
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.3461% 1/15/33 (a)(b)(c)	11,060,000	11,071,547
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2561% 7/15/34 (a)(b)(c)	10,540,000	10,551,836
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.1961% 4/15/34 (a)(b)(c)	11,760,000	11,765,727
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3839% 4/17/33 (a)(b)(c)	20,753,000	20,785,914
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.5261% 10/15/32 (a)(b)(c)	13,346,000	13,353,127
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.3543% 1/20/32 (a)(b)(c)	9,220,000	9,221,420
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4639% 1/17/33 (a)(b)(c)	3,961,000	3,966,977
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	5,833,917	5,875,801
Class AA, 2.487% 12/16/41 (a)(b)	885,344	891,287
Series 2021-1A Class A, 2.443% 7/15/46 (a)	22,626,537	22,821,058
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.0293% 5/25/29 (b)(c)	259,342	259,605
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 0.9753% 7/25/29 (b)(c)	368,207	369,105
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1161% 4/15/29 (a)(b)(c)	10,597,000	10,579,229
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	10,192,413	10,195,230
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	8,042,833	8,046,990
Class B, 5.095% 4/15/39 (a)	3,098,041	2,975,169
Series 2021-1R Class A, 2.741% 8/15/41 (a)	39,835,000	39,877,249
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	5,138,180	5,135,674
Series 2021-1A:
Class A, 3.474% 1/15/46 (a)	3,247,184	3,353,816
Class B, 6.656% 1/15/46 (a)	3,325,910	3,606,543
Cedar Funding Ltd. Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.4743% 10/20/32 (a)(b)(c)	6,412,000	6,417,854
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.3953% 10/25/32 (a)(b)(c)	5,250,000	5,251,024
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8343% 7/20/31 (a)(b)(c)	10,867,000	10,897,286
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.4344% 10/25/37 (a)(b)(c)	128,459	129,588
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 0.486% 9/28/30 (b)(c)	396,930	396,193
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3343% 4/20/34 (a)(b)(c)	9,300,000	9,289,435
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.4443% 1/20/34 (a)(b)(c)	12,220,000	12,235,947
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	3,954,898	3,983,076
DB Master Finance LLC:
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,120,810	3,141,532
Class A2II, 4.03% 11/20/47 (a)	5,308,465	5,633,502
Series 2019-1A:
Class A23, 4.352% 5/20/49 (a)	984,900	1,081,243
Class A2II, 4.021% 5/20/49 (a)	740,880	777,961
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (a)	2,102,975	2,267,238
Dryden CLO, Ltd.:
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.4643% 10/20/32 (a)(b)(c)	10,321,000	10,327,987
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.3539% 1/18/32 (a)(b)(c)	3,940,000	3,942,738
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.4761% 10/15/32 (a)(b)(c)	9,656,000	9,660,191
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 1.2964% 1/16/32 (a)(b)(c)	2,909,000	2,909,495
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3139% 4/17/33 (a)(b)(c)	7,000,000	7,006,657
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.7761% 10/15/30 (a)(b)(c)	9,200,000	9,200,000
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.4961% 10/15/32 (a)(b)(c)	9,400,000	9,409,804
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3761% 1/15/34 (a)(b)(c)	2,000,000	2,001,932
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	11,363,000	11,378,115
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	7,102,328	7,102,213
Flatiron CLO Ltd.:
Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.4448% 11/16/32 (a)(b)(c)	8,949,000	8,955,479
Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (a)(b)(c)	7,180,000	7,187,015
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4309% 11/20/33 (a)(b)(c)	8,920,000	8,934,245
Ford Credit Floorplan Master Owner Trust:
Series 2019-1 Class B, 3.04% 3/15/24	1,170,000	1,186,934
Series 2019-2 Class A, 3.06% 4/15/26	8,253,000	8,779,614
Series 2019-3 Class A1, 2.23% 9/15/24	4,320,000	4,409,333
Series 2019-4 Class A, 2.44% 9/15/26	1,300,000	1,366,897
GMF Floorplan Owner Revolving Trust Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5055% 9/15/23 (a)(b)(c)	4,186,000	4,186,598
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	3,194,892	3,248,790
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	4,416,268	4,417,999
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	7,887,000	8,060,806
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.3361% 1/15/33 (a)(b)(c)	4,500,000	4,504,347
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.0583% 1/22/28 (a)(b)(c)	2,608,772	2,608,767
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.3358% 4/19/34 (a)(b)(c)	9,810,000	9,835,614
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2461% 7/15/34 (a)(b)(c)	7,360,000	7,362,738
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4561% 10/15/32 (a)(b)(c)	4,271,000	4,279,602
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 0% 10/20/34 (a)(b)(c)	3,092,000	3,092,000
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 0.9339% 1/18/28 (a)(b)(c)	8,364,748	8,360,892
Magnetite XXI Ltd. Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4561% 1/15/33 (a)(b)(c)	23,148,000	23,163,162
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.1161% 1/15/34 (a)(b)(c)	8,400,000	8,400,630
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (a)	36,931,152	37,358,962
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	800,638	803,555
Series 2020-1A Class A, 2.24% 3/15/30 (a)	34,578	34,597
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	2,091,700	2,150,414
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2043% 10/20/30 (a)(b)(c)	10,553,000	10,553,707
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0951% 8/10/23 (a)(b)(c)	21,867,000	22,092,930
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	11,749,909	11,743,693
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.6844% 7/26/66 (a)(b)(c)	389,039	390,031
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3% 10/20/34 (a)(b)(c)(g)	5,068,000	5,068,000
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2I, 4.262% 9/5/48 (a)	291,750	292,535
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	7,103,820	7,327,235
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	6,664,161	6,634,447
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	929,653	930,686
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	2,328,895	2,330,436
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.12% 4/20/34 (a)(b)(c)	12,190,000	12,203,921
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	20,255,650	20,216,842
Class B, 4.335% 3/15/40 (a)	853,777	751,857
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	8,715,000	9,107,188
1.884% 7/15/50 (a)	4,275,000	4,367,114
2.328% 7/15/52 (a)	3,269,000	3,362,100
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.5889% 12/15/27 (a)(b)(c)	653,223	653,297
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	1,227,136	1,232,602
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (a)	10,990,833	11,172,180
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4461% 1/15/34 (a)(b)(c)	5,300,000	5,304,706
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2143% 4/20/33 (a)(b)(c)	7,300,000	7,294,160
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1343% 1/20/29 (a)(b)(c)	7,106,000	7,115,167
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9444% 9/25/34 (b)(c)	7,249	6,773
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	9,629,531	9,599,300
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	20,374,358	20,229,109
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7158% 3/25/58 (a)(b)	940,045	992,587
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.6979% 4/6/42 (a)(b)(c)	778,000	523,566
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	1,166,418	1,168,743
Series 2021-2 Class A, 0.91% 6/20/31 (a)	17,797,700	17,816,471
Series 2021-3 Class A, 0.83% 7/20/31 (a)	29,192,000	29,212,262
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7339% 7/19/31 (a)(b)(c)	9,150,000	9,150,000
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4343% 10/20/31 (a)(b)(c)	11,800,000	11,802,407
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.16% 7/19/34 (a)(b)(c)	7,780,000	7,780,801
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.15% 7/16/34 (a)(b)(c)	7,590,000	7,591,472
TOTAL ASSET-BACKED SECURITIES
(Cost $835,893,242)		841,751,353

Collateralized Mortgage Obligations - 0.7%
Private Sponsor - 0.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (a)	18,284,068	18,570,626
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	7,649,546	7,654,632
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	8,762,914	8,764,297
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	6,178,915	6,189,892
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	72,909	72,935
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3816% 5/27/37 (a)(b)(c)	71,458	70,230
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)(h)	552,731	55
Class AA1, 1 month U.S. LIBOR + 0.280% 0.3816% 5/27/37 (a)(b)(c)	824,236	784,619
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	4,493,242	4,575,948
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	9,300,000	9,456,128
Mortgage Repurchase Agreement Financing Trust Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4451% 4/23/23 (a)(b)(c)	25,857,000	25,936,045
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	3,862,118	4,035,545
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	5,509,402	5,860,420
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (a)	12,068,000	12,073,213
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (a)	5,788,419	5,797,543
RMF Buyout Issuance Trust:
sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	16,854,131	16,895,575
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	5,499,083	5,574,953
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (b)(c)	1,807	1,769
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7043% 1/21/70 (a)(b)(c)	7,700,000	7,703,927
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7244% 9/25/43 (b)(c)	83,016	81,952
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.4002% 9/25/33 (b)	11,130	11,050

TOTAL PRIVATE SPONSOR		140,111,354

U.S. Government Agency - 0.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.8844% 2/25/32 (b)(c)	3,027	3,077
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.0885% 3/18/32 (b)(c)	5,518	5,638
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.0844% 4/25/32 (b)(c)	6,271	6,420
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.0844% 10/25/32 (b)(c)	8,071	8,254
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8344% 1/25/32 (b)(c)	2,898	2,942
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.0156% 12/25/33 (b)(i)(j)	112,032	28,692
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5956% 11/25/36 (b)(i)(j)	74,550	15,137
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.3844% 1/25/43 (b)(c)	720,521	722,519
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.4344% 5/25/47 (b)(c)	1,493,322	1,499,555
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.3844% 5/25/48 (b)(c)	852,091	853,856
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.3844% 6/25/48 (b)(c)	2,261,864	2,264,349
Series 2019-23 Class FC, 1 month U.S. LIBOR + 0.450% 0.5344% 5/25/49 (b)(c)	12,554,611	12,659,186
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	626	645
Series 1993-207 Class H, 6.5% 11/25/23	17,476	18,347
Series 1996-28 Class PK, 6.5% 7/25/25	6,678	7,039
Series 1999-17 Class PG, 6% 4/25/29	47,090	52,035
Series 1999-32 Class PL, 6% 7/25/29	53,392	59,197
Series 1999-33 Class PK, 6% 7/25/29	36,883	40,940
Series 2001-52 Class YZ, 6.5% 10/25/31	5,723	6,613
Series 2003-28 Class KG, 5.5% 4/25/23	8,021	8,265
Series 2005-102 Class CO 11/25/35 (k)	19,956	18,572
Series 2005-39 Class TE, 5% 5/25/35	20,010	22,405
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3306% 8/25/35 (b)(j)	5,923	7,925
Series 2005-81 Class PC, 5.5% 9/25/35	55,321	61,427
Series 2006-12 Class BO 10/25/35 (k)	91,121	84,915
Series 2006-15 Class OP 3/25/36 (k)	104,535	96,522
Series 2006-37 Class OW 5/25/36 (k)	10,153	9,190
Series 2006-45 Class OP 6/25/36 (k)	32,425	29,379
Series 2006-62 Class KP 4/25/36 (k)	52,103	48,288
Series 2012-149:
Class DA, 1.75% 1/25/43	151,741	155,416
Class GA, 1.75% 6/25/42	164,217	168,267
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	7,599	8,561
Series 1999-25 Class Z, 6% 6/25/29	32,617	36,532
Series 2001-20 Class Z, 6% 5/25/31	52,812	58,927
Series 2001-31 Class ZC, 6.5% 7/25/31	25,278	28,665
Series 2002-16 Class ZD, 6.5% 4/25/32	15,868	18,389
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4656% 11/25/32 (b)(i)(j)	50,059	6,525
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	86,072	4,784
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5556% 12/25/36 (b)(i)(j)	54,753	14,018
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3556% 5/25/37 (b)(i)(j)	31,273	6,885
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5611% 9/25/23 (b)(j)	1,147	1,294
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.0156% 3/25/33 (b)(i)(j)	8,861	1,984
Series 2005-72 Class ZC, 5.5% 8/25/35	426,488	481,085
Series 2005-79 Class ZC, 5.9% 9/25/35	244,149	279,276
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.1137% 6/25/37 (b)(j)	34,430	71,629
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 39.0937% 7/25/37 (b)(j)	36,355	75,274
Class SB, 39.600% - 1 month U.S. LIBOR 39.0937% 7/25/37 (b)(j)	11,883	21,671
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2656% 3/25/38 (b)(i)(j)	194,248	40,308
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9656% 12/25/40 (b)(i)(j)	196,236	36,534
Class ZA, 4.5% 12/25/40	82,397	92,097
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	93,993	4,479
Series 2010-150 Class ZC, 4.75% 1/25/41	845,566	957,567
Series 2010-95 Class ZC, 5% 9/25/40	1,776,708	1,993,290
Series 2011-39 Class ZA, 6% 11/25/32	126,041	144,338
Series 2011-4 Class PZ, 5% 2/25/41	284,087	347,523
Series 2011-67 Class AI, 4% 7/25/26 (i)	25,388	1,147
Series 2011-83 Class DI, 6% 9/25/26 (i)	7,799	166
Series 2012-100 Class WI, 3% 9/25/27 (i)	493,140	34,695
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5656% 12/25/30 (b)(i)(j)	116,041	6,506
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4656% 6/25/41 (b)(i)(j)	111,907	5,018
Series 2013-133 Class IB, 3% 4/25/32 (i)	242,881	8,377
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9656% 1/25/44 (b)(i)(j)	136,668	25,342
Series 2013-44 Class DJ, 1.85% 5/25/33	10,310,316	10,539,174
Series 2013-51 Class GI, 3% 10/25/32 (i)	128,393	8,674
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6356% 6/25/35 (b)(i)(j)	160,636	30,000
Series 2015-42 Class IL, 6% 6/25/45 (i)	841,022	162,481
Series 2015-70 Class JC, 3% 10/25/45	936,670	990,519
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	411,345	79,911
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	27,494	4,932
Series 343 Class 16, 5.5% 5/25/34 (i)	23,926	3,878
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	21,967	4,817
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	13,522	2,438
Class 13, 6% 3/25/34 (i)	19,525	3,552
Series 359 Class 19, 6% 7/25/35 (b)(i)	11,834	2,357
Series 384 Class 6, 5% 7/25/37 (i)	118,615	20,528
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.8955% 1/15/32 (b)(c)	2,402	2,441
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 0.9955% 3/15/32 (b)(c)	3,304	3,372
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.0955% 3/15/32 (b)(c)	3,509	3,588
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 0.9955% 6/15/31 (b)(c)	5,904	6,016
Class FG, 1 month U.S. LIBOR + 0.900% 0.9955% 3/15/32 (b)(c)	1,882	1,919
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.4455% 8/15/47 (b)(c)	807,415	811,264
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3455% 5/15/37 (b)(c)	137,373	137,801
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	57,883	64,363
Series 2101 Class PD, 6% 11/15/28	3,780	4,201
Series 2104 Class PG, 6% 12/15/28	4,131	4,597
Series 2121 Class MG, 6% 2/15/29	21,854	24,249
Series 2131 Class BG, 6% 3/15/29	128,689	143,241
Series 2137 Class PG, 6% 3/15/29	20,006	22,292
Series 2154 Class PT, 6% 5/15/29	42,868	47,763
Series 2162 Class PH, 6% 6/15/29	8,275	9,157
Series 2520 Class BE, 6% 11/15/32	57,847	66,185
Series 2693 Class MD, 5.5% 10/15/33	253,159	287,399
Series 2802 Class OB, 6% 5/15/34	71,615	80,298
Series 3002 Class NE, 5% 7/15/35	144,978	161,518
Series 3110 Class OP 9/15/35 (k)	51,263	49,590
Series 3119 Class PO 2/15/36 (k)	125,294	115,364
Series 3121 Class KO 3/15/36 (k)	19,656	18,217
Series 3123 Class LO 3/15/36 (k)	71,611	66,104
Series 3145 Class GO 4/15/36 (k)	70,585	65,420
Series 3189 Class PD, 6% 7/15/36	121,701	142,015
Series 3225 Class EO 10/15/36 (k)	37,084	33,864
Series 3258 Class PM, 5.5% 12/15/36	50,613	57,888
Series 3415 Class PC, 5% 12/15/37	52,720	58,944
Series 3786 Class HI, 4% 3/15/38 (i)	22,892	132
Series 3806 Class UP, 4.5% 2/15/41	260,688	277,509
Series 3832 Class PE, 5% 3/15/41	601,907	671,242
Series 4135 Class AB, 1.75% 6/15/42	123,681	126,735
Series 4765 Class PE, 3% 12/15/41	196,458	198,164
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,904	2,117
Series 2135 Class JE, 6% 3/15/29	16,447	18,230
Series 2274 Class ZM, 6.5% 1/15/31	16,499	18,624
Series 2281 Class ZB, 6% 3/15/30	27,282	30,293
Series 2303 Class ZV, 6% 4/15/31	11,994	13,418
Series 2357 Class ZB, 6.5% 9/15/31	99,913	115,380
Series 2502 Class ZC, 6% 9/15/32	30,389	34,699
Series 2519 Class ZD, 5.5% 11/15/32	32,943	36,628
Series 2546 Class MJ, 5.5% 3/15/23	5,333	5,502
Series 2601 Class TB, 5.5% 4/15/23	2,376	2,450
Series 2998 Class LY, 5.5% 7/15/25	16,278	17,525
Series 3871 Class KB, 5.5% 6/15/41	680,164	791,870
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.5045% 2/15/36 (b)(i)(j)	36,737	7,245
Series 1658 Class GZ, 7% 1/15/24	4,221	4,498
Series 2013-4281 Class AI, 4% 12/15/28 (i)	241,209	9,773
Series 2017-4683 Class LM, 3% 5/15/47	1,159,486	1,224,453
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.1045% 11/15/31 (b)(i)(j)	22,931	2,725
Series 2587 Class IM, 6.5% 3/15/33 (i)	3,910	792
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.1793% 8/15/24 (b)(j)	26	29
Class SD, 86.400% - 1 month U.S. LIBOR 85.2085% 8/15/24 (b)(j)	48	57
Series 2933 Class ZM, 5.75% 2/15/35	548,501	638,725
Series 2935 Class ZK, 5.5% 2/15/35	485,034	541,991
Series 2947 Class XZ, 6% 3/15/35	224,460	258,850
Series 2996 Class ZD, 5.5% 6/15/35	379,933	438,477
Series 3237 Class C, 5.5% 11/15/36	544,155	618,664
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5645% 11/15/36 (b)(i)(j)	163,942	38,216
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6545% 3/15/37 (b)(i)(j)	257,019	62,633
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6645% 4/15/37 (b)(i)(j)	358,488	82,009
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4845% 6/15/37 (b)(i)(j)	126,844	25,773
Series 3949 Class MK, 4.5% 10/15/34	103,258	113,304
Series 3955 Class YI, 3% 11/15/21 (i)	520	1
Series 4055 Class BI, 3.5% 5/15/31 (i)	261,468	11,388
Series 4149 Class IO, 3% 1/15/33 (i)	65,586	7,122
Series 4314 Class AI, 5% 3/15/34 (i)	81,682	4,723
Series 4427 Class LI, 3.5% 2/15/34 (i)	536,855	40,817
Series 4471 Class PA 4% 12/15/40	576,756	617,469
target amortization class Series 2156 Class TC, 6.25% 5/15/29	19,818	21,467
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 0.9931% 2/15/24 (b)(c)	4,863	4,887
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	5,377	6,045
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	13,855	15,324
Series 2056 Class Z, 6% 5/15/28	37,324	41,407
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.3955% 5/15/48 (b)(c)	1,452,616	1,454,076
Series 4386 Class AZ, 4.5% 11/15/40	1,166,898	1,268,310
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	9,251,914	9,777,489
Series 2018-4 Class MA, 3.5% 3/25/58	3,530,968	3,720,253
Series 2019-1 Class MA, 3.5% 7/25/58	6,176,515	6,547,830
Series 2018-3 Class M55D, 4% 8/25/57	462,485	500,503
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5945% 6/16/37 (b)(i)(j)	71,492	15,613
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7661% 3/20/60 (b)(c)(l)	864,955	868,844
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4161% 7/20/60 (b)(c)(l)	122,883	122,912
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4029% 9/20/60 (b)(c)(l)	147,449	147,380
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4029% 8/20/60 (b)(c)(l)	137,453	137,392
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4829% 12/20/60 (b)(c)(l)	302,211	302,656
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6029% 12/20/60 (b)(c)(l)	344,119	345,398
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6029% 2/20/61 (b)(c)(l)	446,676	448,008
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5929% 2/20/61 (b)(c)(l)	703,697	705,619
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6029% 4/20/61 (b)(c)(l)	312,146	313,353
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6029% 5/20/61 (b)(c)(l)	482,446	484,284
Class FC, 1 month U.S. LIBOR + 0.500% 0.6029% 5/20/61 (b)(c)(l)	362,468	363,902
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6329% 6/20/61 (b)(c)(l)	439,477	441,332
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6529% 9/20/61 (b)(c)(l)	1,107,252	1,112,763
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7029% 10/20/61 (b)(c)(l)	483,943	486,789
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8029% 11/20/61 (b)(c)(l)	465,119	468,849
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8029% 1/20/62 (b)(c)(l)	299,954	302,193
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7329% 1/20/62 (b)(c)(l)	430,687	433,411
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7329% 3/20/62 (b)(c)(l)	266,573	268,098
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7529% 5/20/61 (b)(c)(l)	7,195	7,256
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6329% 7/20/60 (b)(c)(l)	5,762	5,764
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7029% 1/20/64 (b)(c)(l)	370,990	372,867
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7029% 12/20/63 (b)(c)(l)	1,500,177	1,507,914
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6029% 6/20/64 (b)(c)(l)	371,994	373,375
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4029% 3/20/65 (b)(c)(l)	10,366	10,362
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3829% 5/20/63 (b)(c)(l)	8,257	8,248
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3029% 4/20/63 (b)(c)(l)	7,242	7,224
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5029% 12/20/62 (b)(c)(l)	19,330	19,373
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3384% 10/20/47 (b)(c)	971,115	972,277
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4384% 11/20/48 (b)(c)	1,932,959	1,948,659
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.3884% 5/20/48 (b)(c)	944,865	947,353
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.3884% 6/20/48 (b)(c)	1,187,214	1,188,333
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.3884% 6/20/48 (b)(c)	1,115,995	1,122,577
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5384% 12/20/49 (b)(c)	12,956,835	13,079,493
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5384% 2/20/49 (b)(c)	3,494,874	3,541,385
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4884% 3/20/50 (b)(c)	12,197,748	12,291,727
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8232% 12/20/40 (b)(j)	671,127	800,108
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	34,957	2,267
Series 2016-69 Class WA, 3% 2/20/46	447,666	474,346
Series 2017-134 Class BA, 2.5% 11/20/46	183,990	191,373
Series 2017-153 Class GA, 3% 9/20/47	1,570,213	1,658,091
Series 2017-182 Class KA, 3% 10/20/47	1,286,006	1,358,585
Series 2018-13 Class Q, 3% 4/20/47	1,791,738	1,852,968
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	208,616	232,572
Series 2010-160 Class DY, 4% 12/20/40	1,478,936	1,602,374
Series 2010-170 Class B, 4% 12/20/40	333,046	360,900
Series 2017-139 Class BA, 3% 9/20/47	4,750,248	5,073,180
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.4045% 5/16/34 (b)(i)(j)	49,307	9,372
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.1045% 8/17/34 (b)(i)(j)	37,685	8,482
Series 2010-116 Class QB, 4% 9/16/40	107,071	115,649
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8545% 2/16/40 (b)(i)(j)	259,432	43,081
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4261% 5/20/60 (b)(c)(l)	352,629	352,707
Series 2011-52 Class HI, 7% 4/16/41 (i)	46,304	8,789
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0116% 7/20/41 (b)(i)(j)	128,484	23,848
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.6045% 6/16/42 (b)(i)(j)	160,848	33,447
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5488% 4/20/39 (b)(j)	22,892	23,630
Series 2013-149 Class MA, 2.5% 5/20/40	1,539,050	1,583,326
Series 2014-2 Class BA, 3% 1/20/44	2,691,843	2,850,232
Series 2014-21 Class HA, 3% 2/20/44	1,018,460	1,078,828
Series 2014-25 Class HC, 3% 2/20/44	1,722,954	1,822,128
Series 2014-5 Class A, 3% 1/20/44	1,515,274	1,596,159
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	40,835	41,690
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.58% 5/20/66 (b)(c)(l)	2,644,721	2,627,838
Series 2017-186 Class HK, 3% 11/16/45	1,447,851	1,529,631
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.43% 8/20/66 (b)(c)(l)	3,186,502	3,157,475
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 3.9924% 5/20/65 (b)(l)	116,875	120,874

TOTAL U.S. GOVERNMENT AGENCY		144,395,005

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $278,231,750)		284,506,359

Commercial Mortgage Securities - 3.3%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.846% 11/15/30 (a)(b)(c)	10,322,000	10,483,626
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	10,500,000	10,831,719
Class ANM, 3.112% 11/5/32 (a)	5,768,000	6,008,813
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	1,295,000	1,290,423
Class CNM, 3.8425% 11/5/32 (a)(b)	536,000	514,140
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,901,000	3,259,273
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	1,198,778
Series 2021-BN33 Class XA, 1.1766% 5/15/64 (b)(i)	72,568,277	5,842,233
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 0.6844% 11/25/35 (a)(b)(c)	34,249	32,708
Class M1, 1 month U.S. LIBOR + 0.660% 0.7444% 11/25/35 (a)(b)(c)	9,162	8,477
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 0.6694% 1/25/36 (a)(b)(c)	88,472	85,356
Class M1, 1 month U.S. LIBOR + 0.670% 0.7594% 1/25/36 (a)(b)(c)	28,561	27,760
Class M2, 1 month U.S. LIBOR + 0.700% 0.7894% 1/25/36 (a)(b)(c)	10,770	10,322
Class M3, 1 month U.S. LIBOR + 0.750% 0.8344% 1/25/36 (a)(b)(c)	15,675	15,031
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 0.6244% 4/25/36 (a)(b)(c)	14,332	13,613
Class M1, 1 month U.S. LIBOR + 0.570% 0.6544% 4/25/36 (a)(b)(c)	8,666	8,083
Class M2, 1 month U.S. LIBOR + 0.600% 0.6844% 4/25/36 (a)(b)(c)	9,166	8,318
Class M6, 1 month U.S. LIBOR + 0.960% 1.0444% 4/25/36 (a)(b)(c)	8,666	7,663
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 0.5494% 7/25/36 (a)(b)(c)	13,881	12,726
Class M2, 1 month U.S. LIBOR + 0.490% 0.5794% 7/25/36 (a)(b)(c)	9,863	8,941
Class M4, 1 month U.S. LIBOR + 0.630% 0.7144% 7/25/36 (a)(b)(c)	9,315	8,455
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 0.4894% 12/25/36 (a)(b)(c)	197,219	187,725
Class M1, 1 month U.S. LIBOR + 0.430% 0.5194% 12/25/36 (a)(b)(c)	15,850	14,418
Class M3, 1 month U.S. LIBOR + 0.510% 0.5944% 12/25/36 (a)(b)(c)	10,744	8,997
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.3544% 3/25/37 (a)(b)(c)	51,930	49,485
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.3544% 7/25/37 (a)(b)(c)	147,838	141,804
Class A2, 1 month U.S. LIBOR + 0.320% 0.4044% 7/25/37 (a)(b)(c)	138,375	129,199
Class M1, 1 month U.S. LIBOR + 0.370% 0.4544% 7/25/37 (a)(b)(c)	47,137	42,612
Class M2, 1 month U.S. LIBOR + 0.410% 0.4944% 7/25/37 (a)(b)(c)	30,710	27,601
Class M3, 1 month U.S. LIBOR + 0.490% 0.5744% 7/25/37 (a)(b)(c)	31,934	35,446
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.3744% 7/25/37 (a)(b)(c)	50,519	48,189
Class M1, 1 month U.S. LIBOR + 0.310% 0.3944% 7/25/37 (a)(b)(c)	26,798	23,948
Class M2, 1 month U.S. LIBOR + 0.340% 0.4244% 7/25/37 (a)(b)(c)	28,593	25,386
Class M3, 1 month U.S. LIBOR + 0.370% 0.4544% 7/25/37 (a)(b)(c)	46,160	41,849
Class M4, 1 month U.S. LIBOR + 0.500% 0.5844% 7/25/37 (a)(b)(c)	72,573	65,385
Class M5, 1 month U.S. LIBOR + 0.600% 0.6844% 7/25/37 (a)(b)(c)	30,477	30,807
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	3,507,000	3,843,694
Series 2018-B2 Class ASB, 3.7802% 2/15/51	1,800,000	1,973,275
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,453,585
Series 2019-B10 Class A4, 3.717% 3/15/62	2,283,000	2,587,063
Series 2019-B13 Class A4, 2.952% 8/15/57	12,263,000	13,264,999
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	17,912,093
Series 2019-B12 Class XA, 1.201% 8/15/52 (b)(i)	75,505,620	4,563,597
Series 2019-B14 Class XA, 0.9105% 12/15/62 (b)(i)	50,666,979	2,318,506
Series 2020-B17 Class XA, 1.541% 3/15/53 (b)(i)	11,988,245	1,019,056
Series 2020-B18 Class XA, 1.9185% 7/15/53 (b)(i)	20,046,945	2,220,175
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.146% 11/15/28 (a)(b)(c)	6,075,000	6,141,323
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.85% 9/15/26 (a)(b)(c)	19,346,000	19,346,000
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0471% 3/15/37 (a)(b)(c)	9,800,000	9,812,437
Class F, 1 month U.S. LIBOR + 2.470% 2.5671% 3/15/37 (a)(b)(c)	2,450,000	2,452,981
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.096% 12/15/36 (a)(b)(c)	6,200,573	6,200,571
Class C, 1 month U.S. LIBOR + 1.120% 1.216% 12/15/36 (a)(b)(c)	5,089,487	5,087,961
Class D, 1 month U.S. LIBOR + 1.250% 1.346% 12/15/36 (a)(b)(c)	5,713,883	5,712,173
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7483% 5/15/38 (a)(b)(c)	14,550,000	14,559,143
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.972% 11/15/32 (a)(b)(c)	2,254,000	2,255,410
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.896% 12/15/36 (a)(b)(c)	14,970,412	14,990,040
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.096% 11/15/32 (a)(b)(c)	8,614,519	8,630,725
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.1836% 9/15/37 (a)(b)(c)	10,493,048	10,493,570
Class B, 1 month U.S. LIBOR + 1.320% 1.421% 9/15/37 (a)(b)(c)	4,141,884	4,087,492
Class D, 1 month U.S. LIBOR + 2.620% 2.721% 9/15/37 (a)(b)(c)	1,996,388	1,684,334
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 0.996% 11/15/35 (a)(b)(c)	3,999,800	4,003,531
Class C, 1 month U.S. LIBOR + 1.100% 1.196% 11/15/35 (a)(b)(c)	893,200	894,031
Class F, 1 month U.S. LIBOR + 1.800% 1.896% 11/15/35 (a)(b)(c)	2,356,900	2,361,236
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.396% 4/15/34 (a)(b)(c)	4,437,000	4,425,946
Class C, 1 month U.S. LIBOR + 1.600% 1.696% 4/15/34 (a)(b)(c)	2,933,000	2,924,054
Class D, 1 month U.S. LIBOR + 1.900% 1.996% 4/15/34 (a)(b)(c)	3,079,000	3,062,034
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.176% 10/15/36 (a)(b)(c)	4,004,535	4,009,551
Class C, 1 month U.S. LIBOR + 1.250% 1.346% 10/15/36 (a)(b)(c)	5,034,042	5,040,347
Class D, 1 month U.S. LIBOR + 1.450% 1.546% 10/15/36 (a)(b)(c)	7,130,592	7,141,759
Class E, 1 month U.S. LIBOR + 1.800% 1.896% 10/15/36 (a)(b)(c)	10,018,933	10,034,625
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.696% 12/15/36 (a)(b)(c)	5,420,549	5,425,805
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.7955% 1/15/34 (a)(b)(c)	6,330,000	6,335,945
Series 2021-SOAR Class A, 0.766% 6/15/38 (a)(b)	18,360,000	18,389,416
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.096% 4/15/34 (a)(b)(c)	6,400,000	6,399,999
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.016% 10/15/36 (a)(b)(c)	13,833,115	13,855,313
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	17,655,000	19,037,826
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	27,553,745	28,078,509
Class A2, 1.99% 7/15/60 (a)	10,833,325	11,040,038
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	14,554,234	14,830,677
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0455% 11/15/36 (a)(b)(c)	4,222,000	4,221,999
Class B, 1 month U.S. LIBOR + 1.250% 1.3455% 11/15/36 (a)(b)(c)	1,600,000	1,599,045
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.216% 6/15/34 (a)(b)(c)	28,328,229	28,328,221
Class B, 1 month U.S. LIBOR + 1.500% 1.596% 6/15/34 (a)(b)(c)	2,163,210	2,160,627
Class C, 1 month U.S. LIBOR + 1.750% 1.846% 6/15/34 (a)(b)(c)	2,444,160	2,433,464
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.496% 8/15/36 (a)(b)(c)	10,885,000	10,898,185
Class B, 1 month U.S. LIBOR + 1.900% 1.996% 8/15/36 (a)(b)(c)	3,280,000	3,284,087
Class C, 1 month U.S. LIBOR + 2.300% 2.396% 8/15/36 (a)(b)(c)	2,493,000	2,496,111
Class D, 1 month U.S. LIBOR + 3.050% 3.146% 8/15/36 (a)(b)(c)	3,078,000	3,081,839
Citigroup Commercial Mortgage Trust:
sequential payer Series 2017-P7 Class AAB, 3.509% 4/14/50	740,000	793,768
Series 2015-GC33 Class XA, 1.0341% 9/10/58 (b)(i)	1,569,557	47,912
Series 2016-P6 Class XA, 0.8588% 12/10/49 (b)(i)	1,552,551	36,583
Series 2019-GC41 Class XA, 1.1853% 8/10/56 (b)(i)	20,620,033	1,347,532
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,137,000	2,307,244
Series 2017-CD4 Class ASB, 3.317% 5/10/50	10,467,000	11,240,958
Series 2014-CR20 Class XA, 1.1515% 11/10/47 (b)(i)	365,389	9,935
Series 2014-LC17 Class XA, 0.8809% 10/10/47 (b)(i)	1,187,756	20,894
Series 2014-UBS6 Class XA, 1.0257% 12/10/47 (b)(i)	945,864	21,356
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.976% 12/15/31 (a)(b)(c)	273,770	273,958
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.326% 5/15/36 (a)(b)(c)	6,081,000	6,105,435
Class C, 1 month U.S. LIBOR + 1.430% 1.526% 5/15/36 (a)(b)(c)	1,603,000	1,608,832
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	3,554,000	3,687,762
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	4,971,000	5,229,146
Class B, 4.5349% 4/15/36 (a)	1,471,000	1,537,622
Class C, 4.9414% 4/15/36 (a)(b)	955,000	991,080
Class D, 4.9414% 4/15/36 (a)(b)	1,909,000	1,926,509
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	4,803,000	5,141,045
DBUBS Mortgage Trust Series 2011-LC3A Class C, 5.5573% 8/10/44 (a)(b)	1,143,090	1,141,665
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.176% 7/15/38 (a)(b)(c)	7,637,000	7,660,588
Class B, 1 month U.S. LIBOR + 1.380% 1.476% 7/15/38 (a)(b)(c)	4,220,000	4,235,993
Class C, 1 month U.S. LIBOR + 1.700% 1.796% 7/15/38 (a)(b)(c)	3,160,000	3,175,833
Class D, 1 month U.S. LIBOR + 2.250% 2.346% 7/15/38 (a)(b)(c)	7,984,000	8,043,686
Freddie Mac floater:
Series 2021-F104 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 1/25/31 (b)(c)	26,400,000	26,436,614
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 2/25/31 (b)(c)	29,600,000	29,626,326
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (b)(c)	51,500,000	51,546,412
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (b)(c)	24,100,000	24,121,490
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (b)(c)	28,098,782	28,124,130
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 4/25/31 (b)(c)	23,200,000	23,200,000
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 5/25/28 (b)(c)	14,205,762	14,223,758
Series 2021-F114 Class A/S, 0.27% 5/25/31 (b)	65,899,000	65,808,758
Series 2021-F115 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.26% 6/25/31 (b)(c)	77,180,000	77,039,239
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.546% 9/15/31 (a)(b)(c)	20,025,000	19,930,236
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.19% 10/15/31 (a)(b)(c)	3,300,000	3,299,999
sequential payer:
Series 2014-GC18 Class AAB, 3.648% 1/10/47	986,384	1,019,825
Series 2016-GC34 Class AAB, 3.278% 10/10/48	2,138,285	2,254,999
Series 2019-GC39 Class A4, 3.567% 5/10/52	130,000	146,120
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)(b)	10,878,760	10,922,146
Series 2013-GC16 Class A/S, 4.649% 11/10/46	2,932,000	3,140,827
Series 2015-GC30 Class A/S, 3.777% 5/10/50	2,577,000	2,775,848
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (a)	24,200,000	24,503,499
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	4,614,000	4,849,445
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	3,236,000	3,457,956
Series 2018-C8 Class ASB, 4.145% 6/15/51	8,779,000	9,867,008
Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	3,123,154
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	600,000	610,393
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.096% 9/15/29 (a)(b)(c)	6,400,000	6,407,946
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	7,200,000	7,420,672
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (a)	6,783,000	6,928,844
Series 2012-CBX Class A/S, 4.2707% 6/15/45	31,528,000	32,261,600
Series 2013-C16 Class A/S, 4.5169% 12/15/46	7,001,000	7,516,180
Series 2013-LC11 Class A/S, 3.216% 4/15/46	5,691,000	5,880,582
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	84,000	88,888
Class CFX, 4.9498% 7/5/33 (a)	767,000	806,652
Class DFX, 5.3503% 7/5/33 (a)	1,370,000	1,439,326
Class EFX, 5.5422% 7/5/33 (a)	1,614,000	1,664,322
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.796% 3/15/38 (a)(b)(c)	13,421,000	13,433,632
Class B, 1 month U.S. LIBOR + 0.880% 0.976% 3/15/38 (a)(b)(c)	2,940,000	2,942,769
Class C, 1 month U.S. LIBOR + 1.100% 1.196% 3/15/38 (a)(b)(c)	2,038,000	2,039,918
Class D, 1 month U.S. LIBOR + 1.400% 1.496% 3/15/38 (a)(b)(c)	2,834,000	2,835,774
Class E, 1 month U.S. LIBOR + 1.750% 1.846% 3/15/38 (a)(b)(c)	2,476,000	2,477,082
Merit floater:
Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.246% 8/15/37 (a)(b)(c)	5,445,077	5,458,649
Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.796% 7/15/38 (a)(b)(c)	8,363,000	8,365,486
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.8965% 4/15/38 (a)(b)(c)	34,600,000	34,620,611
Morgan Stanley BAML Trust:
sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49	5,963,441	6,327,320
Series 2017-C33 Class A4, 3.337% 5/15/50	13,400,000	14,590,898
Series 2012-C5 Class A/S, 3.792% 8/15/45	6,800,000	6,960,860
Series 2012-C6 Class A/S, 3.476% 11/15/45	6,437,000	6,601,914
Series 2015-C25 Class XA, 1.1987% 10/15/48 (b)(i)	913,922	31,013
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.946% 8/15/33 (a)(b)(c)	205,211	205,211
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (a)(b)(c)	9,700,000	9,739,679
sequential payer:
Series 2019-L2 Class A3, 3.806% 3/15/52	100,000	111,433
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	16,247,000	17,051,673
Series 2018-H4 Class A4, 4.31% 12/15/51	2,991,000	3,502,445
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	1,783,000	1,835,119
Class C, 3.283% 11/10/36 (a)(b)	1,712,000	1,738,357
Series 2021-L6 Class XA, 1.3563% 6/15/54 (i)	26,734,260	2,347,113
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 1.296% 12/15/35 (a)(b)(c)	20,822,000	20,847,867
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.8884% 12/15/37 (a)(b)(c)	4,403,000	4,402,995
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5384% 12/15/37 (a)(b)(c)	6,769,835	6,769,827
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.196% 3/15/36 (a)(b)(c)	6,303,887	6,288,344
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.896% 4/15/36 (a)(b)(c)	23,000,000	23,006,486
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	1,400,000	1,520,021
Series 2017-C7 Class ASB, 3.586% 12/15/50	1,000,000	1,090,449
Series 2012-C1 Class A/S, 4.171% 5/10/45	9,200,000	9,324,916
Series 2017-C7 Class XA, 1.1739% 12/15/50 (b)(i)	1,212,220	58,318
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8865% 4/10/46 (a)(b)(c)	110,576	110,314
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (a)	4,200,000	4,303,965
Series 2012-C3 Class A/S, 3.814% 8/10/49 (a)	12,000,000	12,353,200
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	8,020,000	8,131,201
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	470,000	481,259
Class X, 0.5162% 10/10/42 (a)(b)(i)	27,100,000	941,923
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.296% 5/15/31 (a)(b)(c)	16,435,000	16,496,613
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	11,250,000	12,027,832
Series 2015-C29 Class ASB, 3.4% 6/15/48	4,624,428	4,847,538
Series 2016-LC24 Class A3, 2.684% 10/15/49	4,700,000	4,955,827
Series 2017-C40 Class ASB, 3.395% 10/15/50	1,000,000	1,080,536
Series 2018-C44 Class ASB, 4.167% 5/15/51	1,000,000	1,121,198
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	4,129,083
Series 2019-C54 Class ASB, 3.063% 12/15/52	1,000,000	1,093,971
Series 2015-SG1 Class ASB, 3.556% 9/15/48	4,057,405	4,255,866
Series 2017-C42 Class XA, 1.0289% 12/15/50 (b)(i)	1,445,892	68,099
Series 2018-C46 Class XA, 1.1018% 8/15/51 (b)(i)	38,979,676	1,695,745
Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	4,480,440
Series 2019-C54 Class XA, 0.9667% 12/15/52 (b)(i)	63,703,282	3,762,074
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A/S, 3.66% 8/15/45	5,036,000	5,145,191
Series 2012-C9 Class A/S, 3.388% 11/15/45	1,300,000	1,331,406
Series 2013-C12 Class A/S, 3.56% 3/15/48	17,361,000	18,048,294
Series 2013-C16 Class A/S, 4.668% 9/15/46 (b)	8,828,629	9,459,157
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,325,838,121)		1,332,829,173

Municipal Securities - 0.1%
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	4,720,000	4,581,285
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	2,400,364	2,544,788
5.1% 6/1/33	22,095,000	26,245,289
Series 2010-1, 6.63% 2/1/35	2,035,000	2,570,513
Series 2010-3:
6.725% 4/1/35	2,710,000	3,440,291
7.35% 7/1/35	1,385,000	1,805,771
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,609,000	15,065,880
TOTAL MUNICIPAL SECURITIES
(Cost $48,971,976)		56,253,817

Foreign Government and Government Agency Obligations - 0.0%
State of Qatar 3.4% 4/16/25 (Cost $4,100,552)(a)	$4,110,000	$4,465,258
	Shares	Value

Common Stocks - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (h)
(Cost $65,550)	4,766	220,189
	Principal Amount	Value

Bank Notes - 0.0%
Discover Bank 4.682% 8/9/28 (b)	2,954,000	3,140,786
KeyBank NA 6.95% 2/1/28	619,000	793,962
Regions Bank 6.45% 6/26/37	4,251,000	6,098,765
TOTAL BANK NOTES
(Cost $8,494,022)		10,033,513
	Shares	Value

Fixed-Income Funds - 58.2%
Bank Loan Funds - 2.4%
Fidelity Advisor Floating Rate High Income Fund - Class Z (m)	100,577,485	$949,451,458
High Yield Fixed-Income Funds - 3.3%
Fidelity Advisor High Income Fund - Class Z (m)	42,648,303	376,158,036
Fidelity Advisor New Markets Income Fund - Class Z (m)	65,956,884	977,481,024

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,353,639,060

Inflation-Protected Bond Funds - 2.2%
Fidelity Inflation-Protected Bond Index Fund (m)	78,301,354	901,248,585
Intermediate Government Funds - 7.1%
Fidelity SAI U.S. Treasury Bond Index Fund (m)	280,451,265	2,857,798,386
Intermediate-Term Bond Funds - 36.7%
Fidelity Advisor Corporate Bond Fund - Class Z (m)	78,648,709	1,003,557,523
Fidelity Advisor Global Credit Fund - Class Z (m)	3,153,096	31,530,960
Fidelity Intermediate Bond Fund (m)	58,143,081	653,528,235
Fidelity SAI Total Bond Fund (m)	1,083,234,708	11,558,114,279
Fidelity Sustainability Bond Index Fund (m)	2,371,405	25,729,742
Fidelity U.S. Bond Index Fund (m)	131,295,357	1,601,803,353

TOTAL INTERMEDIATE-TERM BOND FUNDS		14,874,264,092

Long Government Bond Funds - 4.7%
Fidelity SAI Long-Term Treasury Bond Index Fund (m)	167,898,345	1,919,078,086
Sector Funds - 1.8%
Fidelity Advisor Real Estate Income Fund Class Z (m)	53,610,738	730,714,364
TOTAL FIXED-INCOME FUNDS
(Cost $22,935,745,213)		23,586,194,031
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (b)(n)	13,095,000	13,245,593
Barclays Bank PLC 7.625% 11/21/22	12,633,000	13,627,849
		26,873,442
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (b)(n)	2,600,000	2,736,500

TOTAL FINANCIALS

(Cost $28,516,825)		29,609,942
	Shares	Value

Money Market Funds - 8.5%
Fidelity Cash Central Fund 0.06% (o)	2,555,617,593	2,556,128,716
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (m)(p)	888,499,181	888,499,181
TOTAL MONEY MARKET FUNDS
(Cost $3,444,627,858)		3,444,627,897

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	$143,409
Option on an interest rate swap with Morgan Stanley Capital Services to pay semi-annually a fixed rate of 1.9975% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2031	6/24/26	71,000,000	1,824,760

TOTAL PUT OPTIONS			1,968,169

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	582,225
Option on an interest rate swap with Morgan Stanley Capital Services to receive semi-annually a fixed rate of 1.9975% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2031	6/24/26	71,000,000	2,494,432

TOTAL CALL OPTIONS			3,076,657

TOTAL PURCHASED SWAPTIONS
(Cost $5,092,888)			5,044,826
TOTAL INVESTMENT IN SECURITIES - 114.3%
(Cost $45,096,205,043)			46,320,554,219
NET OTHER ASSETS (LIABILITIES) - (14.3)%			(5,787,163,875)
NET ASSETS - 100%			$40,533,390,344

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 9/1/51	$(47,000,000)	$(47,992,640)
2% 9/1/51	(15,300,000)	(15,623,136)
2% 9/1/51	(46,450,000)	(47,431,024)
2% 9/1/51	(15,100,000)	(15,418,912)
2% 9/1/51	(3,600,000)	(3,676,032)
2% 9/1/51	(3,600,000)	(3,676,032)
2.5% 9/1/51	(28,600,000)	(29,657,353)
2.5% 9/1/51	(9,500,000)	(9,851,219)
3% 9/1/51	(14,700,000)	(15,367,242)
3% 9/1/51	(15,200,000)	(15,889,937)
3% 9/1/51	(11,950,000)	(12,492,418)
3% 9/1/51	(4,750,000)	(4,965,605)
3% 9/1/51	(2,775,000)	(2,900,959)
3% 9/1/51	(32,250,000)	(33,713,847)
3% 9/1/51	(30,800,000)	(32,198,030)
3% 9/1/51	(11,900,000)	(12,440,148)
3% 9/1/51	(4,300,000)	(4,495,180)
3% 9/1/51	(5,350,000)	(5,592,840)
3% 9/1/51	(1,200,000)	(1,254,469)
3% 9/1/51	(9,550,000)	(9,983,480)
3% 9/1/51	(3,750,000)	(3,920,215)
3% 9/1/51	(7,150,000)	(7,474,543)
3% 9/1/51	(2,650,000)	(2,770,285)
3% 9/1/51	(18,450,000)	(19,287,457)
3% 9/1/51	(7,000,000)	(7,317,734)
3% 9/1/51	(18,175,000)	(18,999,974)
3% 9/1/51	(4,300,000)	(4,495,180)
3% 9/1/51	(14,700,000)	(15,367,242)
4% 9/1/51	(61,400,000)	(65,046,890)

TOTAL GINNIE MAE		(469,300,023)

Uniform Mortgage Backed Securities
1.5% 9/1/51	(800,000)	(786,363)
1.5% 9/1/51	(2,650,000)	(2,604,827)
1.5% 9/1/51	(500,000)	(491,477)
1.5% 9/1/51	(1,550,000)	(1,523,578)
1.5% 9/1/51	(200,000)	(196,591)
1.5% 9/1/51	(50,000)	(49,148)
1.5% 9/1/51	(18,100,000)	(17,791,462)
1.5% 9/1/51	(6,200,000)	(6,094,313)
1.5% 9/1/51	(18,100,000)	(17,791,462)
1.5% 9/1/51	(6,200,000)	(6,094,313)
1.5% 9/1/51	(44,200,000)	(43,446,554)
1.5% 9/1/51	(7,150,000)	(7,028,119)
1.5% 9/1/51	(5,900,000)	(5,799,427)
1.5% 9/1/51	(17,150,000)	(16,857,656)
1.5% 9/1/51	(5,700,000)	(5,602,836)
1.5% 9/1/51	(16,700,000)	(16,415,327)
1.5% 9/1/51	(53,150,000)	(52,243,989)
1.5% 9/1/51	(10,600,000)	(10,419,309)
1.5% 9/1/51	(21,300,000)	(20,936,914)
1.5% 9/1/51	(5,250,000)	(5,160,507)
1.5% 9/1/51	(9,900,000)	(9,731,242)
1.5% 9/1/51	(2,400,000)	(2,359,089)
1.5% 9/1/51	(27,800,000)	(27,326,113)
1.5% 9/1/51	(12,100,000)	(11,893,740)
1.5% 9/1/51	(800,000)	(786,363)
1.5% 9/1/51	(2,650,000)	(2,604,827)
2% 9/1/51	(61,200,000)	(62,071,635)
2% 9/1/51	(61,200,000)	(62,071,635)
2% 9/1/51	(21,800,000)	(22,110,484)
2% 9/1/51	(21,800,000)	(22,110,484)
2% 9/1/51	(31,650,000)	(32,100,772)
2% 9/1/51	(10,700,000)	(10,852,394)
2% 9/1/51	(31,650,000)	(32,100,772)
2% 9/1/51	(10,700,000)	(10,852,394)
2% 9/1/51	(60,750,000)	(61,615,226)
2% 9/1/51	(21,650,000)	(21,958,348)
2% 9/1/51	(56,950,000)	(57,761,105)
2% 9/1/51	(19,700,000)	(19,980,575)
2% 9/1/51	(64,400,000)	(65,317,211)
2% 9/1/51	(21,250,000)	(21,552,651)
2% 9/1/51	(6,800,000)	(6,896,848)
2% 9/1/51	(2,250,000)	(2,282,045)
2% 9/1/51	(35,900,000)	(36,411,302)
2% 9/1/51	(7,500,000)	(7,606,818)
2% 9/1/51	(11,950,000)	(12,120,197)
2% 9/1/51	(1,700,000)	(1,724,212)
2% 9/1/51	(7,050,000)	(7,150,409)
2% 9/1/51	(19,750,000)	(20,031,287)
2% 9/1/51	(19,750,000)	(20,031,287)
2% 9/1/51	(61,200,000)	(62,071,635)
2% 9/1/51	(60,800,000)	(61,665,938)
2% 9/1/51	(48,350,000)	(49,038,620)
2% 9/1/51	(12,850,000)	(13,033,015)
2% 9/1/51	(9,650,000)	(9,787,439)
2% 9/1/51	(3,200,000)	(3,245,576)
2% 9/1/51	(7,050,000)	(7,150,409)
2% 9/1/51	(21,800,000)	(22,110,484)
2% 9/1/51	(21,650,000)	(21,958,348)
2% 9/1/51	(21,800,000)	(22,110,484)
2.5% 9/1/51	(19,100,000)	(19,840,129)
2.5% 9/1/51	(10,900,000)	(11,322,377)
2.5% 9/1/51	(29,800,000)	(30,954,756)
2.5% 9/1/51	(10,000,000)	(10,387,502)
2.5% 9/1/51	(48,700,000)	(50,587,135)
2.5% 9/1/51	(16,450,000)	(17,087,441)
2.5% 9/1/51	(54,550,000)	(56,663,823)
2.5% 9/1/51	(18,550,000)	(19,268,816)
2.5% 9/1/51	(18,550,000)	(19,268,816)
2.5% 9/1/51	(400,000)	(415,500)
2.5% 9/1/51	(13,750,000)	(14,282,815)
2.5% 9/1/51	(5,600,000)	(5,817,001)
2.5% 9/1/51	(8,500,000)	(8,829,377)
2.5% 9/1/51	(5,700,000)	(5,920,876)
2.5% 9/1/51	(2,800,000)	(2,908,501)
2.5% 9/1/51	(32,500,000)	(33,759,382)
3% 9/1/51	(30,800,000)	(32,217,280)
3% 9/1/51	(11,900,000)	(12,447,586)
3% 9/1/51	(7,150,000)	(7,479,012)
3% 9/1/51	(18,450,000)	(19,298,988)
3% 9/1/51	(7,000,000)	(7,322,109)
3% 9/1/51	(18,175,000)	(19,011,334)
3% 9/1/51	(14,700,000)	(15,376,429)
3% 9/1/51	(4,300,000)	(4,497,867)
3% 9/1/51	(8,500,000)	(8,891,133)
3% 9/1/51	(5,700,000)	(5,962,289)
3% 9/1/51	(37,600,000)	(39,330,187)
3% 9/1/51	(7,500,000)	(7,845,117)
3% 9/1/51	(28,800,000)	(30,125,249)
3% 9/1/51	(11,700,000)	(12,238,383)
3% 9/1/51	(6,000,000)	(6,276,094)
3% 9/1/51	(13,600,000)	(14,225,812)
3% 9/1/51	(8,300,000)	(8,681,929)
3% 9/1/51	(7,300,000)	(7,635,914)
3% 9/1/51	(4,400,000)	(4,602,469)
3% 9/1/51	(12,925,000)	(13,519,752)
3% 9/1/51	(3,175,000)	(3,321,100)
3% 9/1/51	(26,675,000)	(27,902,466)
3% 9/1/51	(2,800,000)	(2,928,844)
3% 9/1/51	(5,200,000)	(5,439,281)
3% 9/1/51	(7,275,000)	(7,609,763)
3% 9/1/51	(10,350,000)	(10,826,261)
3% 9/1/51	(6,900,000)	(7,217,508)
3% 9/1/51	(69,425,000)	(72,619,633)
3% 9/1/51	(10,350,000)	(10,826,261)
3% 9/1/51	(1,950,000)	(2,039,730)
3% 9/1/51	(27,000,000)	(28,242,421)
3% 9/1/51	(5,200,000)	(5,439,281)
3% 9/1/51	(11,700,000)	(12,238,383)
3% 9/1/51	(850,000)	(889,113)
3% 9/1/51	(6,750,000)	(7,060,605)
3% 9/1/51	(41,900,000)	(43,828,054)
3% 9/1/51	(9,250,000)	(9,675,644)
3% 10/1/51	(27,000,000)	(28,227,658)
3% 10/1/51	(16,900,000)	(17,668,423)
3% 10/1/51	(27,000,000)	(28,227,658)
3% 10/1/51	(11,700,000)	(12,231,985)
3% 10/1/51	(5,200,000)	(5,436,438)
3.5% 9/1/51	(11,650,000)	(12,323,516)
3.5% 9/1/51	(19,400,000)	(20,521,563)
3.5% 9/1/51	(8,600,000)	(9,097,188)
3.5% 9/1/51	(1,350,000)	(1,428,047)
3.5% 9/1/51	(1,675,000)	(1,771,836)
3.5% 9/1/51	(14,800,000)	(15,655,625)
3.5% 9/1/51	(4,500,000)	(4,760,156)
3.5% 9/1/51	(34,100,000)	(36,071,406)
3.5% 9/1/51	(12,300,000)	(13,011,094)
3.5% 9/1/51	(6,825,000)	(7,219,570)
3.5% 9/1/51	(27,600,000)	(29,195,625)
3.5% 9/1/51	(19,400,000)	(20,521,563)
3.5% 9/1/51	(450,000)	(476,009)
3.5% 9/1/51	(60,500,000)	(63,997,656)
3.5% 9/1/51	(13,950,000)	(14,756,484)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,365,920,613)

TOTAL TBA SALE COMMITMENTS
(Proceeds $2,833,179,158)		$(2,835,220,636)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,361	Dec. 2021	$181,629,703	$(172,187)	$(172,187)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	40	Dec. 2021	4,948,750	3,098	3,098
TOTAL PURCHASED					(169,089)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5	Dec. 2021	667,266	978	978
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,986	Dec. 2021	657,899,781	(390,194)	(390,194)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	626	Dec. 2021	77,447,938	(54,024)	(54,024)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	240	Dec. 2021	39,112,500	301,902	301,902
TOTAL SOLD					(141,338)
TOTAL FUTURES CONTRACTS					$(310,427)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 1.9%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$3,350,000	$(6,560)	$19,616	$13,056
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,650,000	(14,981)	34,965	19,984
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	9,000,000	(17,625)	24,484	6,859
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	520,000	(1,018)	2,738	1,720
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,760,000	(7,363)	8,758	1,395

TOTAL CREDIT DEFAULT SWAPS						$(47,547)	$90,561	$43,014

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$185,090,000	$192,689	$0	$192,689
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	47,342,000	435,594	0	435,594
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2028	14,550,000	314,818	0	314,818
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	13,266,000	(158,344)	0	(158,344)
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	3,303,000	296,216	0	296,216

TOTAL INTEREST RATE SWAPS							$1,080,973	$0	$1,080,973

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,637,412,171 or 6.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,021,559.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,383,983.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $273,611.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Level 3 security

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Affiliated Fund

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,065,023,730	$1,906,400,206	$1,415,295,220	$310,934	$--	$--	$2,556,128,716	4.0%
Total	$2,065,023,730	$1,906,400,206	$1,415,295,220	$310,934	$--	$--	$2,556,128,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Corporate Bond Fund - Class Z	$--	$1,791,768	$--	$1,722,899	$--	$42,159,736	$1,003,557,523
Fidelity Advisor Floating Rate High Income Fund - Class Z	--	52,137,959	--	2,137,959	--	10,163,094	949,451,458
Fidelity Advisor Global Credit Fund - Class Z	--	--	--	--	--	1,648,332	31,530,960
Fidelity Advisor High Income Fund - Class Z	--	1,093,743	--	1,051,833	--	22,957,255	376,158,036
Fidelity Advisor New Markets Income Fund - Class Z	--	77,413,190	--	2,413,190	--	9,448,492	977,481,024
Fidelity Advisor Real Estate Income Fund Class I	646,246,691	49,903	--	49,903	--	(71,882,750)	--
Fidelity Advisor Real Estate Income Fund Class Z	--	50,000,001	--	--	--	106,300,519	730,714,364
Fidelity Corporate Bond Fund	828,101,099	154,935,371	--	4,000,681	--	(23,430,451)	--
Fidelity Floating Rate High Income Fund	792,379,385	104,706,150	--	4,779,374	--	(9,935,130)	--
Fidelity Global Credit Fund	30,723,536	113,325	--	113,325	--	(968,021)	--
Fidelity High Income Fund	292,575,915	77,332,952	--	2,374,020	--	(17,801,828)	--
Fidelity Inflation-Protected Bond Index Fund	749,815,600	125,000,002	--	2	--	26,432,983	901,248,585
Fidelity Intermediate Bond Fund	548,937,405	102,092,548	--	2,092,548	--	2,498,282	653,528,235
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	1,590,674,573	2,661,176,621	3,363,352,013	30,417	--	--	888,499,181
Fidelity New Markets Income Fund	711,717,114	180,052,864	--	5,138,570	--	(1,150,636)	--
Fidelity SAI Long-Term Treasury Bond Index Fund	1,166,946,960	657,144,704	--	7,144,704	--	94,986,422	1,919,078,086
Fidelity SAI Total Bond Fund	10,738,130,397	664,195,921	--	64,195,939	--	155,787,961	11,558,114,279
Fidelity SAI U.S. Treasury Bond Index Fund	2,358,068,459	456,077,253	--	6,077,253	--	43,652,674	2,857,798,386
Fidelity Sustainability Bond Index Fund	25,317,551	81,175	--	81,177	--	331,016	25,729,742
Fidelity U.S. Bond Index Fund	1,030,314,170	555,967,966	--	5,967,966	--	15,521,217	1,601,803,353
Total	$21,509,948,855	$5,921,363,416	$3,363,352,013	$109,371,760	$--	$406,719,167	$24,474,693,212

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates. Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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